                                                       Registration No. 33-65339
                                                                       811-07463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                ------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b) of Rule 485.
----
 X   on May 1, 1999 pursuant to paragraph (b) of Rule 485.
----
     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
     on ___________ pursuant to paragraph (a)(1) of Rule 485.
----
     75 days after filing pursuant to paragraph (a)(2).
----
     on ___________ pursuant to paragraph (a)(2) of Rule 485.
----

If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a
------    previously filed post- effective amendment.

                                     PART A

                      Information Required in a Prospectus

                              PORTFOLIO ARCHITECT

                              PROSPECTUS (ABD II)

This prospectus describes PORTFOLIO ARCHITECT, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Life and Annuity Company (the "Company" "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Portfolio Architect may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."


You can choose to have your purchase payments accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options currently available are:


Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio

GREENWICH STREET SERIES FUND


  Equity index Portfolio Class II


SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.

  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund ABD II for Variable Annuities ("Fund ABD II")by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, call (800) 842-9368 or access the SEC's website (http://www.sec.gov). The table of contents of the SAI appears in Appendix C of this prospectus.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 1999

                               TABLE OF CONTENTS


Index of Special Terms................      2
Fee Table.............................      6
Condensed Financial Information.......      8
The Annuity Contract..................      8
  Contract Owner Inquiries............      9
  Purchase Payments...................      9
  Accumulation Units..................      9
  The Funding Options.................      9
Charges and Deductions................     11
  General.............................     11
  Withdrawal Charge...................     12
  Free Withdrawal Allowance...........     12
  Administrative Charges..............     13
  Mortality and Expense Risk Charge...     13
  Funding Option Expenses.............     13
  Premium Tax.........................     13
  Changes in Taxes Based Upon Premium
     or Value.........................     14
Transfers.............................     14
  Dollar Cost Averaging...............     14
Access to your Money..................     15
  Systematic Withdrawals..............     15
  Loans...............................     15
Ownership Provisions..................     16
  Types of Ownership..................     16
  Beneficiary.........................     16
  Annuitant...........................     16
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     17
  Death Proceeds After the Maturity
     Date.............................     18
The Annuity Period....................     18
  Maturity Date.......................     18
  Allocation of Annuity...............     19
  Variable Annuity....................     19
  Fixed Annuity.......................     19
Payment Options.......................     19
  Election of Options.................     19
  Annuity Options.....................     20
  Income Options......................     21
Miscellaneous Contract Provisions.....     21
  Right to Return.....................     21
  Termination.........................     21
  Required Reports....................     21
  Suspension of Payments..............     22
  Transfers of Contract Values to
     Other Annuities..................     22
The Separate Account..................     22
  Performance Information.............     22
Federal Tax Considerations............     23
  General Taxation of Annuities.......     23
  Types of Contract: Qualified or
     Nonqualified.....................     23
  Nonqualified Annuity Contracts......     23
  Qualified Annuity Contracts.........     24
  Penalty Tax for Premature
     Distributions....................     24
  Diversification Requirements for
     Variable Annuities...............     24
  Ownership of the Investments........     24
  Mandatory Distributions for
     Qualified Plans..................     25
Other Information.....................     25
  The Insurance Company...............     25
  Financial Statements................     25
  IMSA................................     25
  Year 2000 Compliance................     26
  Distribution of Variable Annuity
     Contracts........................     26
  Conformity with State and Federal
     Laws.............................     26
  Voting Rights.......................     27
  Legal Proceedings And Opinions......     27
Appendix A: Condensed Financial
     Information......................    A-1
Appendix B: The Fixed Account.........    B-1
Appendix C: Contents of the Statement
     of Additional Information........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................      9
Annuitant.............................     16
Annuity Payments......................     18
Annuity Unit..........................      9
Cash Surrender Value..................     15
Contract Date.........................      8
Contract Owner (You, Your)............     16
Contract Value........................      8
Contract Year.........................      9
Fixed Account.........................    B-1
Funding Option(s).....................      9
Income Payments.......................      8
Maturity Date.........................     18
Purchase Payment......................      9
Written Request.......................      9

                                    SUMMARY:


                     TRAVELERS PORTFOLIO ARCHITECT (ABD II)



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE PROSPECTUS CAREFULLY.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACTS? The Contract offered by The Travelers Life and Annuity Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of annuity or income options.


Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.


WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)



IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the

Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.



WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the accompanying Fund prospectuses. Depending on market conditions, you may make or lose money in any of these options.



The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.



You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. Please refer to Appendix B for information regarding transfers to and from the Fixed Account.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000 on the deduction date, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options; and a related sub-account administrative charge of .15% annually is charged. Each funding option also charges for management and other expenses. We may deduct a withdrawal charge of the amount of purchase payments withdrawn from the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax.



HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.


For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the Company for 8 years or more). After the first contract year, you may withdraw up to 10% of the contract value (as of the previous Contract year end) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any money you take out.



WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, if you die before you move to the payout phase, the person you have chosen as your beneficiary will receive a death benefit.

The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written distribution instructions. Please refer to the Death Benefit section in the prospectus for details.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:



        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.



          - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                             FUND ABD II FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of
       purchase payments withdrawn):
        LENGTH OF TIME FROM PURCHASE PAYMENT

            (NUMBER OF YEARS)                   CHARGE
                  1                               6%
                  2                               6%
                  3                               5%
                  4                               5%
                  5                               4%
                  6                               3%
                  7                               2%
             8 and over                           0%



     ANNUAL CONTRACT ADMINISTRATIVE
      CHARGE                $30
          (Waived if contract value is $40,000 or more on the
         deduction date)



ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
      Mortality and Expense Risk Charge.....................      1.25%
      Administrative Expense Charge.........................      0.15%
                                                               -------
        Total Separate Account Charges......................      1.40%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1998, unless otherwise noted)



                                                                                            TOTAL
                                                                                       ANNUAL OPERATING
                                              MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                              (AFTER EXPENSE           (AFTER EXPENSE   (AFTER EXPENSE
               PORTFOLIO NAME:                REIMBURSEMENT) 12B-1 FEE REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------
Capital Appreciation Fund....................      0.75%                    0.10%            0.85%
Money Market Portfolio.......................      0.32%                    0.08%            0.40%(1)
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series..............................      0.58%                    0.27%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio...........      0.75%                    0.06%            0.81%
    Small Cap Portfolio......................      0.75%                    0.02%            0.77%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio Class II..........      0.21%       0.25%        0.09%            0.55%(3)
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors
      Fund...................................      0.70%                    0.30%            1.00%(4)
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio................      0.80%                    0.02%            0.82%(5)
    MFS Total Return Portfolio...............      0.80%                    0.04%            0.84%(5)
    Putnam Diversified Income Portfolio......      0.75%                    0.12%            0.87%(5)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...............      0.60%                    0.20%            0.80%(6)
    Disciplined Mid Cap Stock Portfolio......      0.70%                    0.25%            0.95%(7)
    Disciplined Small Cap Stock Portfolio....      0.80%                    0.20%            1.00%(6)
    Equity Income Portfolio..................      0.75%                    0.20%            0.95%(7)
    Federated High Yield Portfolio...........      0.65%                    0.25%            0.90%
    Federated Stock Portfolio................      0.63%                    0.28%            0.91%
    Large Cap Portfolio......................      0.75%                    0.20%            0.95%(7)
    Lazard International Stock Portfolio.....      0.83%                    0.42%            1.25%
    MFS Emerging Growth Portfolio............      0.75%                    0.14%            0.89%
    MFS Mid Cap Growth Portfolio.............      0.80%                    0.20%            1.00%(6)
    MFS Research Portfolio...................      0.80%                    0.20%            1.00%(6)
    Strategic Stock Portfolio................      0.60%                    0.30%            0.90%(6)
    Travelers Quality Bond Portfolio.........      0.32%                    0.31%            0.63%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio...............      0.20%                    1.20%            1.40%(8)

NOTES:



The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.65% for the MONEY MARKET PORTFOLIO.



(2) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through October 31,1999. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 1.02%.



(3) Other expenses for the EQUITY INDEX PORTFOLIO have been restated to reflect the current expense reimbursement arrangement whereby the adviser has agreed to reimburse the Portfolio for the amount by which expenses exceed 0.30%. Without such arrangement, Total Annual Operating Expenses would have been 0.42%. In addition, the Portfolio Management Fee includes 0.06% for fund administration. Class 2 of this fund has a distribution plan or "Rule 12b-1 plan".



(4) SBAM has waived all of its Management Fees for the Salomon Brothers Fund for the period ended December 31, 1998. If such fees were not waived or expenses reimbursed, the actual annualized Total Annual Operating Expenses for the INVESTORS FUND would have been 2.07%.



(5) Expenses are as of October 31, 1998 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1998.



(6) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, the MFS MID CAP GROWTH PORTFOLIO, and the MFS RESEARCH PORTFOLIO for expenses for the period ended December 31, 1998. If such expenses were not reimbursed, the actual annualized Total Annual Operating Expenses would have been 1.86%, 1.51%, 2.98%, 1.62%, and 1.37%, respectively.



(7) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the annualized Total Annual Operating Expenses for the Portfolios would have been 1.22% for the TRAVELERS DISCIPLINED MID CAP STOCK PORTFOLIO, 1.23% for the LARGE CAP PORTFOLIO, and 1.09% for the EQUITY INCOME PORTFOLIO.



(8) Fee waivers and expense reimbursements or credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1998, but this may be discontinued at any time. Absent this waiver of fees, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 6.96% and 8.21%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses:


----------------------------------------------------------------------------------------------------------------
                                     IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                           END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                   -------------------------------------   -------------------------------------
         PORTFOLIO NAME            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund........   $83      $121      $161       $260      $23       $73      $121       $260
Money Market Portfolio...........    78       107       138        213       18        57        98        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series..................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation
      Portfolio..................    83       120       159        256       23        70       119        256
    Small Cap Portfolio..........    82       118       157        251       22        68       117        251
GREENWICH STREET SERIES FUND
    Equity Index Portfolio Class
      II.........................    80       112       146        229       20        62       106        229
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    Salomon Brothers Variable
      Investors Fund.............    84       125       169        275       24        75       129        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio....    83       120       159        256       23        70       119        256
    MFS Total Return Portfolio...    83       120       160        258       23        70       120        258
    Putnam Diversified Income
      Portfolio..................    83       121       162        262       23        71       122        262
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...    82       119       158        254       22        69       118        254
    Disciplined Mid Cap Stock
      Portfolio..................    84       124       166        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio..................    84       125       169        275       24        75       129        275
    Equity Income Portfolio......    84       124       166        270       24        74       126        270
    Federated High Yield
      Portfolio..................    83       122       164        265       23        72       124        265
    Federated Stock Portfolio....    84       122       164        266       24        72       124        266
    Large Cap Portfolio..........    84       124       166        270       24        74       126        270
    Lazard International Stock
      Portfolio..................    87       133       181        299       27        83       141        299
    MFS Emerging Growth
      Portfolio..................    83       122       163        264       23        72       123        264
    MFS Mid Cap Growth
      Portfolio..................    84       125       169        275       24        75       129        275
    MFS Research Portfolio.......    84       125       169        275       24        75       129        275
    Strategic Stock Portfolio....    83       122       164        265       23        72       124        265
    Travelers Quality Bond
      Portfolio..................    81       114       150        237       21        64       110        237
WARBURG PINCUS TRUST
    Emerging Markets Portfolio...    88       137       188        314       28        87       148        314



* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.10% OF ASSETS.


                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect Annuity is a contract between the contract owner ("you"), and Travelers Life and Annuity Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your account. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits became effective is referred to as the contract date. Each 12 - month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.


CONTRACT OWNER INQUIRIES



If you have any questions about the Contract, call the Company's Home Office at 1-800-842-9368.


PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase Payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds. You will find detailed information about the options and their inherent risks in the current underlying mutual fund prospectuses which must accompany this prospectus. You are not investing directly in the underlying mutual fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-9368.



If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

The current funding options are listed below, along with their investment advisers and any subadviser:


                                                    INVESTMENT
        FUNDING OPTIONS                              OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Corporation
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus
                                 wide fluctuations in price in both rising and        Capital Corp.
                                 declining markets.
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
DELAWARE GROUP PREMIUM FUND,
INC.
    REIT Series                  Seeks maximum long-term total return by investing    Delaware Management Company,
                                 in securities of companies primarily engaged in      Inc.
                                 the real estate industry. Capital appreciation is    Subadviser: Lincoln Investment
                                 a secondary objective.                               Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Capital Appreciation         Seeks primarily to provide long-term capital         The Dreyfus Corporation
    Portfolio                    growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign issuers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.              The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,    Travelers investment Management
    Class II                     the total return performance of the S&P 500          Company ("TIMCO")
                                 Index.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Salomon Brothers Variable    Seeks long-term growth of capital. Current income    Salomon Brothers Asset
    Investors Fund               is a secondary objective.                            Management ("SBAM")
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital by investing       Travelers Investment Adviser
                                 predominantly in equity securities of companies      ("TIA")
                                 with a favorable outlook for earnings and whose      Subadviser: Alliance Capital
                                 rate of growth is expected to exceed that of the     Management L.P.
                                 U.S. economy over time. Current income is only an
                                 incidental consideration.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to    TIA
                                 a portfolio entirely invested in equity              Subadviser: Massachusetts
                                 securities) consistent with the prudent              Financial Services Company
                                 deployment of capital. Generally, at least 40% of    ("MFS")
                                 the Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio                    preservation of capital. The Portfolio will          Subadviser: Putnam Investment
                                 allocate its investments among the U.S.              Management, Inc.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities
                                 ("synthetic convertible securities").
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio                    a broadly diversified portfolio of common stocks.    Subadviser: TIMCO
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. companies with
                                 relatively small market capitalizations at the
                                 time of investment.

                                                    INVESTMENT
        FUNDING OPTIONS                              OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Company
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: Fidelity Management
                                 large market capitalizations.                        & Research Company
THE TRAVELERS SERIES TRUST
(CONTINUED)
    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).
    MFS Emerging Growth          Seeks long-term growth of capital. Dividend and      TAMIC
    Portfolio                    interest income from portfolio securities, if        Subadviser: MFS
                                 any, is incidental.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yield stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 a subset of the Standard & Poor's Industrial
                                 Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
    Portfolio                    and total return.
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Warburg Pincus Asset
                                 primarily in equity securities of non-U.S.           Management, Inc.
                                 issuers consisting of companies in emerging
                                 securities markets.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL



We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



          - the ability for you to make withdrawals and surrenders under the Contracts;



          - the death benefit paid on the death of the contract owner, annuitant, or first or the joint contract owners,

          - the available funding options and related programs (including dollar-cost averaging portfolio rebalancing, and systematic withdrawal programs);



          - administration of the annuity options available under the Contracts; and



          - the distribution of various reports to contract owners.



Costs and expenses we incur include:



          - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,



          - sales and marketing expenses, and



          - other costs of doing business.



Risks we assume include:



          - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,



          - that the amount of the death benefit will be greater than the contract value, and



          - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.



We may also deduct a charge for taxes.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



We may reduce or eliminate the withdrawal charge, the administrative charges, the mortality and expense risk charge, and the distribution charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will we reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.


WITHDRAWAL CHARGE


We do not deduct a sales charge from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first seven years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge. We will deduct the withdrawal charge from the total amount requested unless you instruct us to deduct it from the remaining contract value.


The withdrawal charge is equal to a percentage of purchase payments withdrawn from the Contract and is calculated as follows:

LENGTH OF TIME FROM
 PURCHASE PAYMENT                     WITHDRAWAL
 (NUMBER OF YEARS)                      CHARGE
         1                                6%
         2                                6%
         3                                5%
         4                                5%
         5                                4%
         6                                3%
         7                                2%
    8 and over                            0%


For purposes of the withdrawal charge calculation, we will consider withdrawals to be taken in the following order:



          (1) from any free withdrawal amount (as described below);



          (2) from remaining purchase payments (on a first-in, first-out basis); and

          (3) then from contract earnings (in excess of the free withdrawal amount). Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge



          (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving;


          (2) if an annuity payout has begun; or

          (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE


After the first contract year, you may withdraw up to 10% of the contract value annually without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge.
Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, this provision applies to all withdrawals.



ADMINISTRATIVE CHARGES



We deduct a Contract administrative charge of $30 annually from Contracts with a value of less than $40,000 on the deduction date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. This charge will be prorated from the date of purchase to the next charge deduction date. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge: (1) from the distribution of death proceeds, (2) after an annuity payout has begun, or (3) if the contract value on the deduction date of $40,000 or more.


An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk charge from amounts held in the variable funding option. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time.


FUNDING OPTION EXPENSES


The charges and expenses of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.


PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.


                                   TRANSFERS
--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix B for information regarding transfers between the Fixed Account and the variable funding option.


DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract so that more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.



You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.



You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.



In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.



A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender. After the maturity date, we will permit withdrawals only if you have elected an Income Option with variable payments. For information about withdrawals from your payout option after the Maturity Date (with no life contingency), refer to the Statement of Additional Information.



We may defer payment of any cash surrender value for up to seven days after the written request is received in good order. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. If the first joint owner to die is also the annuitant, the death benefit will be paid to the beneficiary if there is no contingant annuitant. If the first joint owner to die is not the annuitant, the entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.



BENEFICIARY



The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.



With nonqualified contracts, as discussed under "Death Benefit," the beneficiary named in the contract may differ from the designated beneficiary. (For example, a designated beneficiary may be the joint owner.) In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



For nonqualified Contracts only, where the owner and annuitant are not the same person, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date while the owner is still living and a contingent annuitant has been named, the contingent annuitant becomes the annuitant, and the contract continues. However, if the annuitant who is also the owner dies before the maturity date, the death benefit is paid to the beneficiary. The contingent annuitant does not become the annuitant and is not entitled to receive any contract benefits. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------


Before the maturity date, a death benefit is payable when there is no contingent annuitant, when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions.


DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the highest of all "final death benefit values" as described below.

A separate death benefit value will be established on the contract date and on each anniversary of the contract date which occurs on or before the death report date. The death benefit value established on the contract date will initially equal the purchase payment. The death benefit value established on each contract date anniversary will initially equal the contract value on that anniversary. Thereafter, each death benefit value will be adjusted to reflect any purchase payments made, or any partial withdrawals taken, from the date on which a particular death benefit value was established until the death report date. Once any adjustment has been made, a "death benefit value" then becomes equal to the previous death benefit value plus or minus that adjustment.

Adjustments to the death benefit values for any purchase payments or partial withdrawals will be made in the order that such purchase payments or partial withdrawals occur. For each purchase payment, death benefit values will be increased by the amount of the purchase payment. For each partial withdrawal, death benefit values will be reduced by a "partial withdrawal reduction" which equals the product of (i) the death benefit value immediately before the reduction of the partial withdrawal, and (ii) the amount of the partial withdrawal divided by the contract value immediately before the partial withdrawal. The "final death benefit value" associated with the contract date and with each contract date anniversary equals the initial death benefit value plus or minus all adjustments until the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80, BUT BEFORE AGE 90. The death benefit payable will be the greatest of (1), (2) or (3) below, less any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the maximum of all "final death benefit values" associated with the contract date or any contract date anniversary occurring on or before the annuitant's 80th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 90. The death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.



The death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.


Under a nonqualified contract, if the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.



DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER (NONQUALIFIED CONTRACTS
ONLY). If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.



DEATH OF CONTRACT OWNER WHO IS NOT THE ANNUITANT (NONQUALIFIED CONTRACTS
ONLY). The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate. If the surviving joint owner (or if none, the beneficiary) is the contract owner's spouse he or she may elect to continue the contract as the new contract owner rather than receiving the distribution.



ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), the death benefit will be paid only upon the death of the annuitant.


DEATH PROCEEDS AFTER THE MATURITY DATE

If the death of any contract owner or annuitant occurs on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive scheduled annuity payments. You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income options that are not based on any lifetime are also available. We may require proof that the annuitant is alive before annuity payments are made.


Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (For Contracts issued in Florida, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your Contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY


You may choose to receive annuity payments that are based on the performance of one or more of the variable funding options. This is called a variable payout because the amount you receive each month will increase or decrease depending on how the variable funding options perform. When you annuitize, we will credit you with annuity units. An annuity unit measures the dollar value of an annuity payment. We determine the number of annuity units to credit you with by dividing the first monthly annuity payment for each funding option by the accumulation unit value for that funding option as of 14 days before the annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.



HOW WE DETERMINE THE FIRST ANNUITY PAYMENT. The Contract contains tables use to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the annuity payments begin less any premium taxes due.



The first monthly payment amount depends on the annuity option elected and the annuitant's adjusted age. The Contract contains a formula for determining the adjusted age. We calculate the first monthly payment by multiplying the benefit per $1,000 applied, shown in the Contract tables, by the number of thousands of dollars of Contract value applied to the annuity option. We also factor in an assumed daily net investment fact of 3%. The assumed daily net investment factor is used to determine the guaranteed payout rates shown. If net investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. Payout rates will not be lower than those shown. We reserve the right to require satisfactory proof of an annuitant's age before we make the first annuity payment.



HOW WE DETERMINE THE PAYMENT AFTER THE FIRST . The dollar amount of all annuity payments after the first will change from month to month based on the investment performance of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity units value as of the date 14 days before the payment is due.



FIXED ANNUITY


You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum. The amount applied to effect an annuity or income option will be the cash surrender value as of the date the payments begin, less any applicable premium taxes not previously deducted. (Certain states may have different requirements that we will honor.) The cash surrender value used to determine the amount of any such payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the contract administrative expense charge.


On the maturity date, we will pay the amount due under the Contract in one lump sum (except in states where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the cash surrender value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (contract value less any applicable premium tax, in the states that so require), less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund ABD II For Variable Annuities ("Fund ABD II") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD II will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD II are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD II are, in accordance with the Contracts, credited to or charged against Fund ABD II without regard to other income, gains and losses of the Company. The assets held by Fund ABD II are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to Fund ABD II. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.


GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY


The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States. It intends to seek licensure in the remaining states except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



FINANCIAL STATEMENTS



The financial statements for the insurance company are located in the Statement of Additional Information. The financial statements for the separate account will be available through annual reports to shareholders. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.


IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE


The Company is highly dependent on computer systems and systems applications for conducting its ongoing business functions. In 1996, TIC and its subsidiaries, including TLAC, began the process of identifying, assessing and implementing changes to computer programs to address the Year 2000 issue and developed a comprehensive plan that encompasses TIC and its insurance subsidiaries, to address the issue. The issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.



The total cost associated with the required modifications and conversions is being expensed as incurred in the period 1996 through 1999. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter and distributor of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account.



Up-front compensation paid to sales representatives will not exceed 7.00 % of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.



CONFORMITY WITH STATE AND FEDERAL LAWS



The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the legal requirements of any governmental agency to which the Company, the Contract or the contract owner is subject. Where a state requires contract owner approval, we will comply.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Account, the Principal Underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                      YEARS ENDED              PERIOD FROM
                                                              ---------------------------   DECEMBER 16, 1996
                                                              DECEMBER 31,   DECEMBER 31,          TO
                       FUNDING OPTION                             1998           1997       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of period.......................   $    1.283     $    1.032         $ 1.000
    Unit Value at end of period.............................        2.046          1.283           1.032
    Number of units outstanding at end of period............   23,010,432      6,344,051          29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of period.......................   $    1.033     $    1.000             N/A
    Unit Value at end of period.............................        1.070          1.033             N/A
    Number of units outstanding at end of period............   16,762,447      5,369,177             N/A
DELAWARE GROUP PREMIUM FUND, INC.
    REIT SERIES (5/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        0.901            N/A             N/A
    Number of units outstanding at end of period............      632,612            N/A             N/A
DREYFUS VARIABLE INVESTMENT FUND
    CAPITAL APPRECIATION PORTFOLIO (4/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        1.112            N/A             N/A
    Number of units outstanding at end of period............    2,833,960            N/A             N/A
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        0.871            N/A             N/A
    Number of units outstanding at end of period............    3,051,249            N/A             N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    SALOMON BROTHERS VARIABLE INVESTORS FUND (4/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        1.029            N/A             N/A
    Number of units outstanding at end of period............    3,232,444            N/A             N/A
TRAVELERS SERIES FUND, INC.
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.319     $    1.037         $ 1.000
    Unit Value at end of period.............................        1.679          1.319           1.037
    Number of units outstanding at end of period............   31,011,054      8,259,362           2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of period.......................   $    1.183     $    1.000             N/A
    Unit Value at end of period.............................        1.303          1.183             N/A
    Number of units outstanding at end of period............   41,999,356      9,959,634             N/A
    PUTNAM DIVERSIFIED INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.070     $    1.007         $ 1.000
    Unit Value at end of period.............................        1.062          1.070           1.007
    Number of units outstanding at end of period............    3,797,291      1,132,608           3,300
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        1.000            N/A             N/A
    Number of units outstanding at end of period............      414,907            N/A             N/A
    DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period.......................   $    1.195     $    1.000             N/A
    Unit Value at end of period.............................        1.377          1.195             N/A
    Number of units outstanding at end of period............    5,142,990      1,668,733             N/A
    DISCIPLINED SMALL CAP STOCK PORTFOLIO (5/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        0.894            N/A             N/A
    Number of units outstanding at end of period............      450,528            N/A             N/A
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.339     $    1.026         $ 1.000
    Unit Value at end of period.............................        1.484          1.339           1.026
    Number of units outstanding at end of period............   25,733,333      6,719,150          30,196
    FEDERATED HIGH YIELD PORTFOLIO (1/97)
    Unit Value at beginning of period.......................   $    1.140     $    1.000             N/A
    Unit Value at end of period.............................        1.177          1.140             N/A
    Number of units outstanding at end of period............   18,811,555      4,566,993             N/A
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of period.......................   $    1.285     $    1.000             N/A
    Unit Value at end of period.............................        1.494          1.285             N/A
    Number of units outstanding at end of period............   11,892,034      3,816,999             N/A

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                      YEARS ENDED              PERIOD FROM
                                                              ---------------------------   DECEMBER 16, 1996
                                                              DECEMBER 31,   DECEMBER 31,          TO
                       FUNDING OPTION                             1998           1997       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (CONT.)
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.245     $    1.023         $ 1.000
    Unit Value at end of period.............................        1.665          1.245           1.023
    Number of units outstanding at end of period............   15,040,703      4,815,858           7,800
    LAZARD INTERNATIONAL STOCK PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.095     $    1.027         $ 1.000
    Unit Value at end of period.............................        1.216          1.095           1.027
    Number of units outstanding at end of period............   17,270,810      5,694,288           5,702
    MFS EMERGING GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.198     $    1.004         $ 1.000
    Unit Value at end of period.............................        1.587          1.198           1.004
    Number of units outstanding at end of period............   15,538,984      4,218,974          31,886
    MFS MID CAP GROWTH PORTFOLIO
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        0.985            N/A             N/A
    Number of units outstanding at end of period............      965,761            N/A             N/A
    MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        1.054            N/A             N/A
    Number of units outstanding at end of period............      211,400            N/A             N/A
    STRATEGIC STOCK PORTFOLIO (5/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        0.948            N/A             N/A
    Number of units outstanding at end of period............      147,123            N/A             N/A
    TRAVELERS QUALITY BOND PORTFOLIO (12/96)
    Unit Value at beginning of period.......................   $    1.057     $    1.001         $ 1.000
    Unit Value at end of period.............................        1.131          1.057           1.001
    Number of units outstanding at end of period............   15,435,236      3,137,736          95,203
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of period.......................   $    1.000            N/A             N/A
    Unit Value at end of period.............................        0.734            N/A             N/A
    Number of units outstanding at end of period............      780,839            N/A             N/A



The Company began tracking the Accumulation Unit Values in 1996, however the Separate Account had no assets until 1997. The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. "Number of units outstanding at end of period" may include units for contract owners in the payout phase. The financial statements for Fund ABD II are contained in the Annual Report filed with the Securities and Exchange Commission. The financial statements of The Travelers Life and Annuity Company are contained in the SAI.

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.


We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter

        Distribution and Principal Underwriting Agreement

        Valuation of Assets
        Performance Information

        Mixed and Shared Funding

        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1999 (Form No. L-12548S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061.


Name:
--------------------------------------------------------------------------------

Address:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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


                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-12548                                                                May, 1999

                                   PROSPECTUS

                      PORTFOLIO ARCHITECT SELECT (ABD II)

This prospectus describes PORTFOLIO ARCHITECT SELECT, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Life and Annuity Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Portfolio Architect Select may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."


You can choose to have your purchase payments accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options currently available are:



Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Equity Index Portfolio Class II
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio


The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, call (800) 842-8573 or access the SEC's website (http://www.sec.gov). The table of contents of the SAI appears in Appendix C of this prospectus.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 1999

                               TABLE OF CONTENTS


Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      9
The Annuity Contract..................      9
  Contract Owner Inquiries............      9
  Purchase Payments...................      9
  Accumulation Units..................      9
  The Funding Options.................     10
Charges and Deductions................     12
  General.............................     12
  Withdrawal Charge...................     13
  Free Withdrawal Allowance...........     13
  Administrative Charges..............     13
  Mortality and Expense Risk Charge...     14
  Funding Option Expenses.............     14
  Premium Tax.........................     14
  Changes in Taxes Based Upon Premium
     or Value.........................     14
Transfers.............................     14
  Dollar Cost Averaging...............     14
Access to Your Money..................     15
  Systematic Withdrawals..............     16
  Loans...............................     16
Ownership Provisions..................     16
  Types of Ownership..................     16
  Beneficiary.........................     17
  Annuitant...........................     17
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     18
  Death Proceeds After the Maturity
     Date.............................     19
The Annuity Period....................     19
  Maturity Date.......................     19
  Allocation of Annuity...............     19
  Variable Annuity....................     19
  Fixed Annuity.......................     20
Payment Options.......................     20
  Election of Options.................     20
  Annuity Options.....................     21
  Income Options......................     21
Miscellaneous Contract Provisions.....     22
  Right to Return.....................     22
  Termination.........................     22
  Required Reports....................     22
  Suspension of Payments..............     22
  Transfers of Contract Values to
     Other Annuities..................     23
The Separate Account..................     23
  Performance Information.............     23
Federal Tax Considerations............     24
  General Taxation of Annuities.......     24
  Types of Contracts: Qualified or
     Nonqualified.....................     24
  Nonqualified Annuity Contracts......     24
  Qualified Annuity Contracts.........     25
  Penalty Tax for Premature
     Distributions....................     25
  Diversification Requirements for
     Variable Annuities...............     25
  Ownership of the Investments........     25
  Mandatory Distributions for
     Qualified Plans..................     26
Other Information.....................     26
  The Insurance Company...............     26
  Financial Statements................     26
  IMSA................................     26
  Year 2000 Compliance................     27
  Distribution of Variable Annuity
     Contracts........................     27
  Conformity with State and Federal
     Laws.............................     27
  Voting Rights.......................     28
  Legal Proceedings And Opinions......     28
Appendix A: Condensed Financial
  Information.........................    A-1
Appendix B: The Fixed Account.........    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................      9
Annuitant.............................     17
Annuity Payments......................      9
Annuity Unit..........................      9
Cash Surrender Value..................     15
Contract Date.........................      9
Contract Owner (You, Your)............      9
Contract Value........................      9
Contract Year.........................      9
Fixed Account.........................    B-1
Funding Option(s).....................     10
Income Payments.......................      9
Maturity Date.........................      9
Purchase Payment......................      9
Written Request.......................      9

                                    SUMMARY:


                      TRAVELERS PORTFOLIO ARCHITECT SELECT



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by The Travelers Life and Annuity Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Under a qualified Contract, you can make one or more payments, as you choose, generally on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, generally under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of annuity or income options.


Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.


WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)



IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the

Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.



WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options described in the accompanying Fund prospectuses. Depending on market conditions, you may make or lose money in any of these options.



The value of the Contract will vary depending upon the investment performance or the funding options you choose. Past performance is not a guarantee of future results. Standard and nonstandard performance information is shown in the Statement of Additional Information that you may request free of charge.



You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. We, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000 on the deduction date, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options, and a related sub-account administrative charge of .15% annually is charged. Each funding option charges for management and other expenses. Please refer to the Fee Table for more information about the charges.



We may deduct a withdrawal charge of the amount of purchase payments withdrawn from the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax.



HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.


For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the company for 8 years or more). After the first contract year, you may withdraw up to 10% of the contract value (as of the previous Contract year end) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any money you take out.



WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the Annuitant, if you die before you move to the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written distribution instructions. Please refer to the Death Benefit section in the prospectus for details.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:



     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.



     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                             FUND ABD II FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

    WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):

        LENGTH OF TIME FROM PURCHASE PAYMENT

            (NUMBER OF YEARS)                   CHARGE
                    1                             6%
                    2                             6%
                    3                             5%
                    4                             5%
                    5                             4%
                    6                             3%
                    7                             2%
               8 and over                         0%



    ANNUAL CONTRACT ADMINISTRATIVE CHARGE              $30
        (Waived if contract value is $40,000 or more on the deduction date)



ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
      Mortality and Expense Risk Charge.....................     1.25%
      Administrative Expense Charge.........................     0.15%
                                                                 -----
          Total Separate Account Charges....................     1.40%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding
  Option as of December 31, 1998, unless noted otherwise)



                                                                                      TOTAL ANNUAL
                                      MANAGEMENT                        OTHER           OPERATING
                                          FEE                         EXPENSES          EXPENSES
                                    (AFTER EXPENSES                (AFTER EXPENSES   (AFTER EXPENSES
          PORTFOLIO NAME            ARE REIMBURSED)   12B-1 FEE    ARE REIMBURSED)   ARE REIMBURSED)
----------------------------------------------------------------------------------------------------
Capital Appreciation Fund.........       0.75%                          0.10%             0.85%
Money Market Portfolio............       0.32%                          0.08%             0.40%(1)
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series...................       0.58%                          0.27%             0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation
      Portfolio...................       0.75%                          0.06%             0.81%
    Small Cap Portfolio...........       0.75%                          0.02%             0.77%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio........       0.75%                          0.05%             0.80%(3)
    Diversified Strategic Income
      Portfolio...................       0.65%                          0.13%             0.78%(3)
    Equity Index Portfolio Class
      II..........................       0.21%          0.25%           0.09%             0.55%(4)
    Total Return Portfolio........       0.75%                          0.04%             0.79%
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    Salomon Brothers Variable
      Investors Fund..............       0.70%                          0.30%             1.00%(5)
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio.....       0.80%                          0.02%             0.82%(6)
    MFS Total Return Portfolio....       0.80%                          0.04%             0.84%(6)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio....       0.60%                          0.20%             0.80%(7)
    Disciplined Mid Cap Stock
      Portfolio...................       0.70%                          0.25%             0.95%(8)
    Disciplined Small Cap Stock
      Portfolio...................       0.80%                          0.20%             1.00%(7)
    Equity Income Portfolio.......       0.75%                          0.20%             0.95%(8)
    Federated High Yield
      Portfolio...................       0.65%                          0.25%             0.90%
    Federated Stock Portfolio.....       0.63%                          0.28%             0.91%
    Large Cap Portfolio...........       0.75%                          0.20%             0.95%(8)
    Lazard International Stock
      Portfolio...................       0.83%                          0.42%             1.25%
    MFS Emerging Growth
      Portfolio...................       0.75%                          0.14%             0.89%
    MFS Mid Cap Growth Portfolio..       0.80%                          0.20%             1.00%(7)
    Travelers Quality Bond
      Portfolio...................       0.32%                          0.31%             0.63%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio....       0.20%                          1.20%             1.40%(9)

NOTES:



The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.65% for the MONEY MARKET PORTFOLIO.



(2) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through October 31,1999. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 1.02%.



(3) The Portfolio Management Fee for the SMITH BARNEY APPRECIATION PORTFOLIO and the DIVERSIFIED STRATEGIC INCOME PORTFOLIO includes 0.20% for fund administration.



(4) Other expenses for the EQUITY INDEX PORTFOLIO have been restated to reflect the current expense reimbursement arrangement whereby the adviser has agreed to reimburse the Portfolio for the amount by which expenses exceed 0.30%. Without such arrangement, Total Annual Operating Expenses would have been 0.42%. In addition, the Portfolio Management Fee includes 0.06% for fund administration. Class 2 of this fund has a distribution plan or "Rule 12b-1 plan".



(5) SBAM has waived all of its Management Fees for the Salomon Brothers Fund for the period ended December 31, 1998. If such fees were not waived or expenses reimbursed, the actual annualized Total Annual Operating Expenses for the Investors Fund would have been 2.07%.



(6) Expenses are as of October 31, 1998 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1998.



(7) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31,1998. If such expenses were not reimbursed, the actual annualized Total Annual Operating Expenses would have been 1.86%, 2.98%, and 1.62%, respectively.



(8) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolios would have been 1.22% for the TRAVELERS DISCIPLINED MID CAP STOCK PORTFOLIO, 1.23% for the LARGE CAP PORTFOLIO, and 1.09% for the EQUITY INCOME PORTFOLIO.



(9) Fee waivers and expense reimbursements or credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1998, but this may be discontinued at any time. Absent this waiver of fees, the Portfolio's Management Fees, Other Expenses and Total Operating Expenses would equal 1.25%, 6.96% and 8.21%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                              END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                     -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTION       1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........   $83      $121      $161       $260      $23       $71      $121       $260
Money Market Portfolio.............    78       107       138        213       18        57        98        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series....................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation
      Portfolio....................    83       120       159        256       23        73       119        256
    Small Cap Portfolio............    82       118       157        251       22        68       117        251
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.........    82       119       158        254       22        69       118        254
    Diversified Strategic Income
      Portfolio....................    82       119       157        252       22        69       117        252
    Equity Index Portfolio Class
      II...........................    80       112       146        229       20        62       106        229
    Total Return Portfolio.........    82       119       158        253       22        69       118        253
SALOMON BROTHERS VARIABLE SERIES
FUNDS, INC.
    Salomon Brothers Variable
      Investors Fund...............    84       125       169        275       24        75       129        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio......    83       120       159        256       23        70       119        256
    MFS Total Return Portfolio.....    83       120       160        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    82       119       158        254       22        69       118        254
    Disciplined Mid Cap Stock
      Portfolio....................    84       124       166        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio....................    84       125       169        275       24        75       129        275
    Equity Income Portfolio........    84       124       166        270       24        74       126        270
    Federated High Yield
      Portfolio....................    83       122       164        265       23        72       124        265
    Federated Stock Portfolio......    84       122       164        266       24        72       124        266
    Large Cap Portfolio............    84       124       166        270       24        74       126        270
    Lazard International Stock
      Portfolio....................    87       133       181        299       27        83       141        299
    MFS Emerging Growth Portfolio..    83       122       163        264       23        72       123        264
    MFS Mid Cap Growth Portfolio...    84       125       169        275       24        75       129        275
    Travelers Quality Bond
      Portfolio....................    81       114       150        237       21        64       110        237
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....    88       137       188        314       28        87       148        314



* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .010% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                 See Appendix A

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect Select is a contract between the contract owner ("you"), and The Travelers Life and Annuity Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your account. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.


CONTRACT OWNER INQUIRIES



If you have any questions about the Contract, call the Company's Home Office at 1-800-842-8573.


PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account which invest in the underlying Mutual Funds. You will find detailed information about the options and their inherent risks in the current underlying mutual fund prospectuses which must accompany this prospectus. You are not directly investing in the underlying mutual fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.



If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.


The current funding options are listed below, along with their investment advisers and any subadviser:


      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund     Seeks growth of capital through the use of     Travelers Asset Management
                              common stocks. Income is not an objective.     International Corporation
                              The Fund invests principally in common stocks  ("TAMIC")
                              of small to large companies which are          Subadviser: Janus Capital Corp.
                              expected to experience wide fluctuations in
                              price in both rising and declining markets.
Money Market Portfolio        Seeks high current income from short-term      TAMIC
                              money market instruments while preserving
                              capital and maintaining a high degree of
                              liquidity.
DELAWARE GROUP PREMIUM
FUND, INC.
  REIT Series                 Seeks maximum long-term total return. Capital  Delaware Management Company, Inc.
                              appreciation is a secondary objective.         Subadviser: Lincoln Investment
                                                                             Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
  Capital Appreciation        Seeks primarily to provide long-term capital   The Dreyfus Corporation
  Portfolio                   growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                              capital, current income is a secondary
                              investment objective. The portfolio invests
                              primarily in the common stocks of domestic
                              and foreign issuers.
  Small Cap Portfolio         Seeks to maximize capital appreciation.        The Dreyfus Corporation

GREENWICH STREET SERIES
FUND
  Appreciation Portfolio      Seeks long term appreciation of capital by     SSBC Funds Management Inc.
                              investing primarily in equity securities.      ("SSBC")
  Diversified Strategic       Seeks high current income by investing         SSBC
  Income Portfolio            primarily in the following fixed income        Subadviser: Smith Barney Global
                              securities. U.S. Gov't. and mortgage-related   Capital Management, Inc.
                              securities, foreign gov't. bonds and
                              corporate bonds rated below investment grade.
  Equity Index Portfolio      Seeks to replicate, before deduction of        Travelers Investment Management
  Class II                    expenses, the total return performance of the  Company ("TIMCO")
                              S&P 500 Index.
  Total Return Portfolio      An equity portfolio that seeks to provide      SSBC
                              total return, consisting of long-term capital
                              appreciation and income. The Portfolio will
                              invest primarily in a diversified portfolio
                              of dividend-paying common stocks.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Salomon Brothers Variable   Seeks long-term growth of capital. Current     Salomon Brothers Asset Management
  Investors Fund              income is a secondary objective.

TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio   Seeks long-term growth of capital by           Travelers Investment Adviser
                              investing predominantly in equity securities   ("TIA")
                              of companies with a favorable outlook for      Subadviser: Alliance Capital
                              earnings and whose rate of growth is expected  Management L.P.
                              to exceed that of the U.S. economy over time.
                              Current income is only an incidental
                              consideration.
  MFS Total Return            Seeks to obtain above-average income           TIA
  Portfolio                   (compared to a portfolio entirely invested in  Subadviser: Massachusetts
                              equity securities) consistent with the         Financial Services Company ("MFS")
                              prudent deployment of capital. Generally, at
                              least 40% of the Portfolio's assets will be
                              invested inequity securities.

THE TRAVELERS SERIES TRUST
  Convertible Bond            Seeks current income and capital appreciation  TAMIC
  Portfolio                   by investing in convertible securities and in
                              combinations of nonconvertible fixed-income
                              securities and warrants or call options that
                              together resemble convertible securities
                              ("synthetic convertible securities").
  Disciplined Mid Cap Stock   Seeks growth of capital by investing           TAMIC
  Portfolio                   primarily in a broadly diversified portfolio   Subadviser: TIMCO
                              of common stocks.
  Disciplined Small Cap       Seeks long term capital appreciation by        TAMIC
  Stock Portfolio             investing primarily (at least 65% of its       Subadviser: TIMCO
                              total assets) in the common stocks of U.S.
                              companies with relatively small market
                              capitalizations at the time of investment.
  Equity Income Portfolio     Seeks reasonable income by investing at least  TAMIC
                              65% in income-producing equity securities.     Subadviser: Fidelity Management &
                              The balance may be invested in all types of    Research Company ("FMR")
                              domestic and foreign securities, including
                              bonds. The Portfolio seeks to achieve a yield
                              that exceeds that of the securities
                              comprising the S&P 500. The Subadviser also
                              considers the potential for capital
                              appreciation.
  Federated High Yield        Seeks high current income by investing         TAMIC
  Portfolio                   primarily in a professionally managed,         Subadviser: Federated Investment
                              diversified portfolio of fixed income          Counseling, Inc.
                              securities.
  Federated Stock Portfolio   Seeks growth of income and capital by          TAMIC
                              investing principally in a professionally      Subadviser: Federated Investment
                              managed and diversified portfolio of common    Counseling, Inc.
                              stock of high-quality companies (i.e.,
                              leaders in their industries and characterized
                              by sound management and the ability to
                              finance expected growth).
  Large Cap Portfolio         Seeks long-term growth of capital by           TAMIC
                              investing primarily in equity securities of    Subadviser: FMR
                              companies with large market capitalizations.
  Lazard International        Seeks capital appreciation by investing        TAMIC
  Stock Portfolio             primarily in the equity securities of          Subadviser: Lazard Asset
                              non-United States companies (i.e.,             Management
                              incorporated or organized outside the United
                              States).
  MFS Emerging Growth         Seeks long-term growth of capital by           TAMIC
  Portfolio                   investing in common stocks of companies that   Subadviser: MFS
                              are believed to be early in their lifecycles,
                              but which are also believed to have the
                              potential to become major enterprises.
                              Dividend and interest income from portfolio
                              securities, if any, is incidental.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------

TRAVELERS SERIES TRUST
(CONT'D)
  MFS Mid Cap Growth          Seeks to obtain long term growth of capital    TAMIC
  Portfolio                   by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                              securities of companies with medium market
                              capitalization which the investment adviser
                              believes have above-average growth potential.
  Travelers Quality Bond      Seeks current income, moderate capital         TAMIC
  Portfolio                   volatility and total return.
WARBURG PINCUS TRUST
  Emerging Markets            Seeks long-term growth of capital by           Warburg Pincus Asset Management,
  Portfolio                   investing primarily in equity securities of    Inc.
                              non-U.S. issuers consisting of companies in
                              emerging securities markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL



We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts;



     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,



     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);



     - administration of the annuity options available under the Contracts; and



     - the distribution of various reports to contract owners.



Costs and expenses we incur include:



     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,



     - sales and marketing expenses, and



     - other costs of doing business.



Risks we assume include:



     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,



     - that the amount of the death benefit will be greater than the contract value, and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.



We may also deduct a charge for taxes.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



We may reduce or eliminate the withdrawal charge, the administrative charges, and the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge.

In no event will we reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.


WITHDRAWAL CHARGE


We do not deduct a sales charge from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first seven years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge. We will deduct the withdrawal charge from the total amount requested unless you instruct us to deduct it from the remaining contract value.


The withdrawal charge is equal to a percentage of purchase payments withdrawn from the Contract and is calculated as follows:

LENGTH OF TIME FROM
 PURCHASE PAYMENT                     WITHDRAWAL
 (NUMBER OF YEARS)                      CHARGE
         1                                6%
         2                                6%
         3                                5%
         4                                5%
         5                                4%
         6                                3%
         7                                2%
    8 and over                            0%


For purposes of the withdrawal charge calculation, we will consider withdrawals to be taken in the following order:



        (1) first from any free withdrawal amount (as described below);



        (2) next from remaining purchase payments (on a first-in, first-out basis); and



        (3) then from contract earnings (in excess of the free withdrawal amount).


Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge


        (1) from payments we make due to the distribution of death proceeds;



        (2) if an annuity payout has begun; or


        (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE


After the first contract year, you may withdraw up to 10% of the contract value annually without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge.
Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, this provision applies to all withdrawals. Amounts withdrawn under the free withdrawal provision will not reduce the amount of purchase payments subject to a withdrawal charge.


ADMINISTRATIVE CHARGES


We deduct a Contract administrative charge of $30 annually from Contracts with a value of less than $40,000 on the deduction date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. This charge will be prorated from the date of purchase to the next charge deduction date. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge: (1) from the distribution death proceeds, (2) after an annuity payout has begun, or (3) if the contract value on the deduction date is $40,000 or more.


An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk charge from amounts held in the variable options. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time.



FUNDING OPTION EXPENSES



The charges and expenses of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.


PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.



                                   TRANSFERS

--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix B for information regarding transfers between the Fixed Account and the variable funding option.


DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract so that more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.



You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.



You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.



In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.



A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.



                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge, outstanding loans and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender. For information about withdrawals from your payout option after the Maturity Date (with no life contingency), refer to the Statement of Additional Information.

We may defer payment of any cash surrender value for up to seven days after the written request is received in good order. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. If the first joint owner to die is also the annuitant, the death benefit will be paid to the beneficiary if there is no contingent annuitant. If the first joint owner to die is not the annuitant, the entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

BENEFICIARY



The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.



With nonqualified contracts, as discussed under "Death Benefit," the beneficiary named in the contract may differ from the designated beneficiary. (For example, the designated beneficiary may be the joint owner.) In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



For nonqualified Contracts only, where the owner and annuitant are not the same person, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date while the owner is still living and a contingent annuitant has been named, the contingent annuitant becomes the annuitant, and the contract continues. However, if the annuitant who is also the owner dies before the maturity date, the death benefit is paid to the beneficiary. The contingent annuitant does not become the annuitant and is not entitled to receive any contract benefits. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.



                                 DEATH BENEFIT

--------------------------------------------------------------------------------


Before the maturity date, when there is no contingent annuitant, a death benefit is payable to the beneficiary when either the annuitant, or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions.


DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the highest of all "final death benefit values" as described below.

A separate death benefit value will be established on the contract date and on each anniversary of the contract date which occurs on or before the death report date. The death benefit value established on the contract date will initially equal the purchase payment. The death benefit value established on each contract date anniversary will initially equal the contract value on that anniversary. Thereafter, each death benefit value will be adjusted to reflect any purchase payments made, or any partial withdrawals taken, from the date on which a particular death benefit value was established until the death report date. Once any adjustment has been made, a "death benefit value" then becomes equal to the previous death benefit value plus or minus that adjustment.

Adjustments to the death benefit values for any purchase payments or partial withdrawals will be made in the order that such purchase payments or partial withdrawals occur. For each purchase payment, death benefit values will be increased by the amount of the purchase payment. For each partial withdrawal, death benefit values will be reduced by a "partial withdrawal reduction" which equals the product of (i) the death benefit value immediately before the reduction of the partial withdrawal, and (ii) the amount of the partial withdrawal divided by the contract value immediately before the partial withdrawal. The "final death benefit value" associated with the contract date and with each contract date anniversary equals the initial death benefit value plus or minus all adjustments until the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80, BUT BEFORE AGE 90. The death benefit payable will be the greatest of (1), (2) or (3) below, less any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or


        3) the maximum of all "final death benefit values" associated with the contract date or any contract date anniversary occurring on or before the annuitant's 80th birthday.


DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 90. The death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.



The death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.



Under a nonqualified Contract, if the beneficiary is the contract owner's spouse, he or she may elect to continue the Contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.



DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER (NONQUALIFIED CONTRACTS
ONLY). If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.



DEATH OF CONTRACT OWNER WHO IS NOT THE ANNUITANT (NONQUALIFIED CONTRACTS
ONLY). The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate. If the surviving joint owner (or if none, the beneficiary) is the contract owner's spouse, he or she may elect to continue the Contract as the new contract owner rather than receiving the distribution.



ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), the death benefit will be paid only upon the death of the annuitant.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the death of any contract owner or annuitant occurs on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive scheduled annuity payments. You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income options that are not based on any lifetime are also available. We may require proof that the annuitant is alive before annuity payments are made.



Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified Contracts and the annuitant's 75th birthday, or ten years after the effective date of the Contract, if later, for nonqualified Contracts. (For Contracts issued in Florida, the maturity date elected may not be later than the annuitant's 90th birthday.)


For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your Contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY


You may choose to receive annuity payments that are based on the performance of one or more of the variable funding options. This is called a variable payout because the amount you receive each month will increase or decrease depending on how the variable funding options perform. When you annuitize, we will credit you with annuity units. An annuity unit measures the dollar value of an annuity payment. We determine the number of annuity units to credit you with by dividing the first monthly annuity payment for each funding option by the accumulation unit value for that funding option as of 14 days before the annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.



HOW WE DETERMINE THE FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the annuity payments begin less any premium taxes due.



The first monthly payment amount depends on the annuity option elected and the annuitant's adjusted age. The Contract contains a formula for determining the adjusted age. We calculate the first monthly payment by multiplying the benefit per $1,000 applied, shown in the Contract tables, by the number of thousands of dollars of Contract value applied to the annuity option. We also factor in an assumed daily net investment factor of 3%. This assumed daily net investment factor is used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. Payout rates will not be lower that those shown. We reserve the right to require satisfactory proof of an annuitant's age before we make the first annuity payment.



HOW WE DETERMINE THE PAYMENTS AFTER THE FIRST. The dollar amount of all annuity payments after the first will change from month to month based on the investment performance of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the payment is due.


FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum.

The amount applied to effect an annuity or income option will be the cash surrender value as of the date income payments begin, less any applicable premium taxes not previously deducted.

(Certain states may have different requirements that we will honor.) The cash surrender value used to determine the amount of any payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the contract administrative expense charge.


On the maturity date, we will pay the amount due under the Contract in one lump sum (except in states where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the cash surrender value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (contract value less any applicable premium tax, in the states that so require), less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund ABD II For Variable Annuities ("Fund ABD II") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD II will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD II are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD II are, in accordance with the Contracts, credited to or charged against Fund ABD II without regard to other income, gains and losses of the Company. The assets held by Fund ABD II are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to Fund ABD II. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total returns," as described below. Specific examples of the performance information appears in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.


For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits and also special rules for Roth IRAs. We have provided a more complete discussion in the SAI.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY


The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



FINANCIAL STATEMENTS



The financial statements for the insurance company are located in the Statement of Additional Information. The financial statements for the separate account will be available through annual reports to shareholders. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.


IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE


The Company is highly dependent on computer systems and systems applications for conducting its ongoing business functions. In 1996, The Travelers Insurance Company and its subsidiaries, including the Company, began the process of identifying, assessing and implementing changes to computer programs to address the Year 2000 issue and developed a comprehensive plan that encompasses The Travelers Insurance Company and its insurance subsidiaries, to address the issue. The issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.



The total cost associated with the required modifications and conversions is being expensed as incurred in the period 1996 through 1999. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter and distributor of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account.



Up-front compensation paid to sales representatives will not exceed 7.00 % of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.



CONFORMITY WITH STATE AND FEDERAL LAWS



The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the legal requirements of any governmental agency to which the Company, the Contract or the contract owner is subject. Where a state requires contract owner approval, we will comply.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                 YEARS ENDED                   PERIOD FROM
                                                    -------------------------------------   DECEMBER 16, 1996
                                                      DECEMBER 31,        DECEMBER 31,              TO
                  FUNDING OPTION                          1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of period.............     $    1.283          $    1.032            $ 1.000
    Unit Value at end of period...................          2.046               1.283              1.032
    Number of units outstanding at end of
      period......................................     23,010,432           6,344,051             29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of period.............     $    1.033          $    1.000                N/A
    Unit Value at end of period...................          1.070               1.033                N/A
    Number of units outstanding at end of
      period......................................     16,762,447           5,369,177                N/A
DELAWARE GROUP PREMIUM FUND, INC.:
    REIT SERIES (5/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          0.901                 N/A                N/A
    Number of units outstanding at end of
      period......................................        632,612                 N/A                N/A
DREYFUS VARIABLE INVESTMENT FUND, INC:
    CAPITAL APPRECIATION PORTFOLIO (4/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          1.112                 N/A                N/A
    Number of units outstanding at end of
      period......................................      2,833,960                 N/A                N/A
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          0.871                 N/A                N/A
    Number of units outstanding at end of
      period......................................      3,051,249                 N/A                N/A
GREENWICH STREET SERIES FUND:
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of period.............     $    1.092          $    1.000                N/A
    Unit Value at end of period...................          1.283               1.092                N/A
    Number of units outstanding at end of
      period......................................     16,532,767           5,241,524                N/A
    DIVERSIFIED STRATEGIC INCOME PORTFOLIO (6/97)
    Unit Value at beginning of period.............     $    1.048          $    1.000                N/A
    Unit Value at end of period...................          1.100               1.048                N/A
    Number of units outstanding at end of
      period......................................     24,838,532           5,444,154                N/A
    TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          0.953                 N/A                N/A
    Number of units outstanding at end of
      period......................................      1,281,704                 N/A                N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
   SALOMON BROTHERS VARIABLE INVESTORS FUND (4/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          1.029                 N/A                N/A
    Number of units outstanding at end of
      period......................................      3,232,444                 N/A                N/A
TRAVELERS SERIES FUND, INC.:
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.............     $    1.319          $    1.037            $ 1.000
    Unit Value at end of period...................          1.679               1.319              1.037
    Number of units outstanding at end of
      period......................................     31,011,054           8,259,362              2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of period.............     $    1.183          $    1.000                N/A
    Unit Value at end of period...................          1.303               1.183                N/A
    Number of units outstanding at end of
      period......................................     42,017,841           9,959,634                N/A
THE TRAVELERS SERIES TRUST:
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          1.000                 N/A                N/A
    Number of units outstanding at end of
      period......................................        414,907                 N/A                N/A
    DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period.............     $    1.195          $    1.000                N/A
    Unit Value at end of period...................          1.377               1.195                N/A
    Number of units outstanding at end of
      period......................................      5,142,990           1,668,733                N/A
    DISCIPLINED SMALL CAP STOCK PORTFOLIO (5/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          0.894                 N/A                N/A
    Number of units outstanding at end of
      period......................................        450,528                 N/A                N/A
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period.............     $    1.339          $    1.026            $ 1.000
    Unit Value at end of period...................          1.484               1.339              1.026
    Number of units outstanding at end of
      period......................................     25,733,333           6,719,150             30,196

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                 YEARS ENDED                   PERIOD FROM
                                                    -------------------------------------   DECEMBER 16, 1996
                                                      DECEMBER 31,        DECEMBER 31,              TO
                  FUNDING OPTION                          1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (CONT.)
    FEDERATED HIGH YIELD PORTFOLIO (1/97)
    Unit Value at beginning of period.............     $    1.140          $    1.000                N/A
    Unit Value at end of period...................          1.177               1.140                N/A
    Number of units outstanding at end of
      period......................................     18,811,555           4,566,993                N/A
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of period.............     $    1.285          $    1.000                N/A
    Unit Value at end of period...................          1.494               1.285                N/A
    Number of units outstanding at end of
      period......................................     11,892,834           3,816,999                N/A
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of period.............     $    1.245          $    1.023            $ 1.000
    Unit Value at end of period...................          1.665               1.245              1.023
    Number of units outstanding at end of
      period......................................     15,040,703           4,815,848              7,800
    LAZARD INTERNATIONAL STOCK PORTFOLIO (12/96)
    Unit Value at beginning of period.............     $    1.095          $    1.027            $ 1.000
    Unit Value at end of period...................          1.216               1.095              1.027
    Number of units outstanding at end of
      period......................................     17,270,810           5,694,288              5,702
    MFS EMERGING GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.............     $    1.198          $    1.004            $ 1.000
    Unit Value at end of period...................          1.587               1.198              1.004
    Number of units outstanding at end of
      period......................................     15,538,984           4,218,974             31,886
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          0.985                 N/A                N/A
    Number of units outstanding at end of
      period......................................        965,761                 N/A                N/A
    TRAVELERS QUALITY BOND PORTFOLIO (12/96)
    Unit Value at beginning of period.............     $    1.057          $    1.001            $ 1.000
    Unit Value at end of period...................          1.131               1.057              1.001
    Number of units outstanding at end of
      period......................................     15,435,236           3,137,736             95,203
WARBURG PINCUS TRUST:
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of period.............     $    1.000                 N/A                N/A
    Unit Value at end of period...................          0.734                 N/A                N/A
    Number of units outstanding at end of
      period......................................        780,839                 N/A                N/A



The Company began tracking the Accumulation Unit values in 1996, however, the Separate Account held no assets until 1997. Funding Options not listed had no amounts yet allocated to them. "Number of units outstanding at end of period" may include units for contract owners in the payout phase. The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Fund ABD II are contained in the Annual Report filed with the Securities and Exchange Commission. The financial statements of The Travelers Life and Annuity Company are contained in the SAI.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD II or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.


We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)

options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                                   APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets

     Mixed and Shared Funding

     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1999 (Form No. L-12548S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061.


Name:     -----------------------------------------------------------------
Address:  -----------------------------------------------------------------
          -----------------------------------------------------------------

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21165                                                                May, 1999

                      TRAVELERS PREMIER ADVISERS (ABD II)

                                   PROSPECTUS


This prospectus describes TRAVELERS PREMIER ADVISERS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Life and Annuity Company (the "Company" "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Premier Advisers may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."



You can choose to have your purchase payments accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the ("subaccounts funding options") you select and any interest credited to the Fixed Account. The variable funding options currently available are:



MORGAN STANLEY DEAN WITTER
UNIVERSAL FUNDS, INC.:
  Emerging Markets Equity Portfolio
  Global Equity Portfolio
  Mid Cap Value Portfolio
  Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
  Salomon Brothers Variable Capital Fund
  Salomon Brothers Variable High Yield Bond Fund

  Salomon Brothers Variable Investors Fund
  Salomon Brothers Variable Strategic Bond Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
  Comstock Portfolio
  Domestic Income Portfolio
  Emerging Growth Portfolio
  Enterprise Portfolio
  Government Portfolio
  Growth and Income Portfolio
  Money Market Portfolio
  Morgan Stanley Real Estate Securities
     Portfolio





The Fixed Account is described in Appendix B. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-8034, call (800) 599-9460 or access the SEC's website (http://www.sec.gov). The table of contents of the SAI appears in Appendix C of this prospectus.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 1999

                               TABLE OF CONTENTS


Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      8
The Annuity Contract..................      8
  Contract Owner Inquiries............      8
  Purchase Payments...................      8
  Accumulation Units..................      8
  The Funding Options.................      9
Charges and Deductions................     10
  General.............................     10
  Withdrawal Charge...................     11
  Free Withdrawal Allowance...........     12
  Administrative Charges..............     12
  Mortality and Expense Risk Charge...     12
  Funding Option Expenses.............     12
  Premium Tax.........................     12
  Changes in Taxes Based Upon Premium
     or Value.........................     12
Transfers.............................     13
  Dollar Cost Averaging...............     13
Access to your Money..................     14
  Systematic Withdrawals..............     14
  Loans...............................     14
Ownership Provisions..................     14
  Types of Ownership..................     14
  Beneficiary.........................     15
  Annuitant...........................     15
Death Benefit.........................     16
  Death Proceeds Before the Maturity
     Date.............................     16
  Payment of Proceeds.................     16
  Death Proceeds After the Maturity
     Date.............................     17
The Annuity Period....................     17
  Maturity Date.......................     17
  Allocation of Annuity...............     18
  Variable Annuity....................     18
  Fixed Annuity.......................     18
Payment Options.......................     19
  Election of Options.................     19
  Annuity Options.....................     19
  Income Options......................     20
Miscellaneous Contract Provisions.....     20
  Right to Return.....................     20
  Termination.........................     20
  Required Reports....................     21
  Suspension of Payments..............     21
  Transfers of Contract Values to
     Other Annuities..................     21
The Separate Account..................     21
  Performance Information.............     21
Federal Tax Considerations............     22
  General Taxation of Annuities.......     22
  Types of Contracts: Qualified or
     Nonqualified.....................     23
  Nonqualified Annuity Contracts......     23
  Qualified Annuity Contracts.........     23
  Penalty Tax for Premature
     Distributions....................     23
  Diversification Requirements for
     Variable Annuities...............     24
  Ownership of the Investments........     24
  Mandatory Distributions for
     Qualified Plans..................     24
Other Information.....................     24
  The Insurance Company...............     24
  Financial Statements................     25
  IMSA................................     25
  Year 2000 Compliance................     25
  Distribution of Variable Annuity
     Contracts........................     25
  Conformity with State and Federal
     Laws.............................     26
  Voting Rights.......................     26
  Legal Proceedings and Opinions......     26
Appendix A: Condensed Financial
  Information.........................    A-1
Appendix B: The Fixed Account.........    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................      8
Annuitant.............................     15
Annuity Payments......................      8
Annuity Unit..........................      8
Cash Surrender Value..................     14
Contract Date.........................      8
Contract Owner (You, Your)............      8
Contract Value........................      8
Contract Year.........................      8
Fixed Account.........................    B-1
Funding Option(s).....................      9
Income Payments.......................      8
Maturity Date.........................      8
Purchase Payment......................      8
Written Request.......................      8

                                    SUMMARY:



                      TRAVELERS PREMIER ADVISERS (ABD II)





THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE PROSPECTUS CAREFULLY.



1. CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by The Travelers Life and Annuity Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Under a qualified Contract, you can make one or more payments, as you choose, generally on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account, however, this is not guaranteed. You may also lose money in the variable funding options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of annuity options of income options.


Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.


WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.



IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the following variable funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.



The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Performance information that predates the Separate Account is considered "nonstandard" by the SEC. Such nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.



WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written distribution instructions. Please refer to the Death Benefit Section in the prospectus for details.



You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000 on the deduction date, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options; and a related sub-account administrative charge of .15% annually is charged. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.



We may deduct a withdrawal charge equal to a percentage of the purchase payments withdrawn from the Contract. If you withdraw all amounts under the contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax.



HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.



For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the Company for 8 years or more). After the first contract year, you may withdraw up to 10% of the contract value (as of the end of the prior year) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any taxable amounts withdrawn.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:



        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.



        - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):


         LENGTH OF TIME FROM PURCHASE PAYMENT
                   (NUMBER OF YEARS)                     CHARGE
                           1                               6%
                           2                               6%
                           3                               5%
                           4                               5%
                           5                               4%
                           6                               3%
                           7                               2%
                      8 and over                           0%
    ANNUAL CONTRACT ADMINISTRATIVE CHARGE                 $30
      (Waived if contract value is $40,000 or more
      on the deduction date)


ANNUAL SEPARATE ACCOUNT CHARGES: (as a percentage of the average daily net assets of the Separate Account)

       Mortality and Expense Risk Charge....................   1.25%
       Administrative Expense Charge........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%

FUNDING OPTION EXPENSES:

(as a percentage of average daily net assets of the funding option as of December 31, 1998, unless otherwise noted)



                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                                                     FEE             EXPENSES          EXPENSES
                                               (AFTER EXPENSES    (AFTER EXPENSES   (AFTER EXPENSES
               PORTFOLIO NAME                  ARE REIMBURSED)    ARE REIMBURSED)   ARE REIMBURSED)
---------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,
  INC.:
Emerging Markets Equity Portfolio............       0.00%              1.95%             1.95%(1)
Global Equity Portfolio......................       0.32%              0.83%             1.15%(1)
Mid Cap Value Portfolio......................       0.23%              0.82%             1.05%(1)
Value Portfolio..............................       0.08%              0.77%             0.85%(1)
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
Salomon Brothers Variable Investors Fund.....       0.70%              0.30%             1.00%(2)
Salomon Brothers Variable Capital Fund.......       0.85%              0.15%             1.00%(2)
Salomon Brothers Variable High Yield Bond Fund..      0.75%            0.25%             1.00%(2)
Salomon Brothers Variable Strategic Bond
  Fund.......................................       0.75%              0.25%             1.00%(2)
VAN KAMPEN LIFE INVESTMENT TRUST:
Comstock Portfolio...........................       0.60%              0.35%             0.95%(3)
Domestic Income Portfolio....................       0.01%              0.59%             0.60%(3)
Emerging Growth Portfolio....................       0.32%              0.53%             0.85%(3)
Enterprise Portfolio.........................       0.46%              0.14%             0.60%(3)
Government Portfolio.........................       0.37%              0.23%             0.60%(3)
Growth and Income Portfolio..................       0.26%              0.49%             0.75%(3)
Money Market Portfolio.......................       0.11%              0.49%             0.60%(3)
Morgan Stanley Real Estate Securities
  Portfolio..................................       1.00%              0.08%             1.08%


NOTES:

The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.


(1) The Advisers, with respect to the Portfolios listed in the Morgan Stanley Universal Funds, Inc. Series Trust, have voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment

(NOTES CONTINUED)


    adviser if such fees would cause total annual operating expenses to exceed the amounts set forth in the tables above. Absent of such reductions, the expenses would have been as follow:


                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                  PORTFOLIO                          FEES            EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------
Emerging Markets Equity......................       1.25%              2.20%             3.45%
Global Equity................................       0.80%              0.83%             1.63%
Value........................................       0.55%              0.77%             1.32%
Mid Cap Value................................       0.75%              0.82%             1.57%



(2) Reflects the voluntary agreement by Salomon Brothers Asset Management to impose an expense cap for the fiscal year ending December 31, 1998 on the total annual operating expenses of each fund at the amount shown in the table through the reimbursement of expenses. Absent such agreement, the ratio of other expenses and total annual operating expenses would be:



                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                  PORTFOLIO                          FEES            EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------
Capital......................................       0.85%              2.41%             3.26%
High Yield Bond..............................       0.75%              1.29%             2.04%
Investors....................................       0.70%              1.37%             2.07%
Strategic Bond...............................       0.75%              1.04%             1.79%



(3) Van Kampen has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause total annual operating expenses to exceed the amounts set forth in the tables above. Absent of such reductions, the expenses would have been:



                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                  PORTFOLIO                          FEES            EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------
Comstock Portfolio...........................      0.60%              1.45%             2.05%
Domestic Income Portfolio....................      0.50%              0.59%             1.09%
Enterprise Portfolio.........................      0.50%              0.14%             0.64%
Emerging Growth Portfolio....................      0.70%              0.53%             1.23%
Government Portfolio.........................      0.50%              0.23%             0.73%
Growth and Income Portfolio..................      0.60%              0.49%             1.09%
Morgan Stanley Real Estate Securities
  Portfolio..................................   (no waiver)        (no waiver)       (no waiver)
Money Market Portfolio.......................      0.50%              0.49%             0.99%


EXAMPLE*

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses:


                                                                                            IF ANNUITIZED, OR IF NO WITHDRAWALS
                                                  IF SURRENDERED OR WITHDRAWN AT THE         ARE MADE AT THE END OF THE PERIOD
                                                        END OF THE PERIOD SHOWN                            SHOWN.
---------------------------------------------------------------------------------------------------------------------------------
                PORTFOLIO NAME                   1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
Emerging Markets Portfolio.....................   $94      $154      $216       $365         $34      $104      $176       $365
Global Equity Portfolio........................    86       130       177        290          26        80       137        290
Mid Cap Value Portfolio........................    85       127       172        280          25        77       132        280
Value Portfolio................................    83       121       162        260          23        71       122        260
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
Variable Capital Fund..........................    85       125       169        275          25        75       129        275
Variable High Yield Bond Fund..................    85       125       169        275          25        75       129        275
Variable Investors Fund........................    85       125       169        275          25        75       129        275
Variable Strategic Bond Fund...................    85       125       169        275          25        75       129        275
VAN KAMPEN LIFE INVESTMENT TRUST:
Comstock Portfolio.............................    84       124       167        271          24        74       127        271
Domestic Income Portfolio......................    81       113       149        235          21        63       109        235
Emerging Growth Portfolio......................    83       121       162        261          23        71       122        261
Enterprise Portfolio...........................    81       113       149        235          21        63       109        235
Government Portfolio...........................    81       113       149        235          21        63       109        235
Growth and Income Portfolio....................    82       118       156        250          22        68       116        250
Money Market Portfolio.........................    81       113       149        235          21        63       109        235
Morgan Stanley Real Estate Securities
 Portfolio.....................................    85       128       173        284          25        78       133        284



* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .020% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.


                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Premier Advisers is a contract between you, the contract owner, and The Travelers Life and Annuity Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following of this contract date marks a contract year.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.


CONTRACT OWNER INQUIRIES



If you have questions about the Contract, call the Company's Home Office at 1-800-599-9460.


PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase Payments over $1,000,000 may be made with our prior consent.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your Contract is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds. You are not investing directly in the underlying Mutual Funds. You will find detailed information about the options and their inherent risks in the current underlying mutual fund prospectuses which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-599-9460.



If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.



The current variable funding options are listed below, along with their investment adviser:



-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER
UNIVERSAL FUNDS, INC.:
    Emerging Markets Equity  Seeks long-term capital appreciation by investing         Morgan Stanley Investment
    Portfolio                primarily in equity securities of emerging market         Management Inc. ("MSIM")
                             country issuers with a focus on those in which the
                             adviser believes the economies are developing strongly
                             and in which the markets are becoming more
                             sophisticated.
    Global Equity Portfolio  Seeks long-term capital appreciation by investing         MSIM
                             primarily in equity securities of issuers throughout the
                             world, including the U.S.
    Mid Cap Value Portfolio  Seeks above-average total return over a market cycle of   Miller Anderson &
                             three to five years by investing in common stock and      Sherrerd, LLP ("MAS")
                             other equity securities of issuers with equity
                             capitalizations in the range of the companies
                             represented in the S&P Mid Cap 400 Index (currently $100
                             million to $8 billion).
    Value Portfolio          Seeks above-average total return over a market cycle of   MAS
                             three to five years by investing primarily in a
                             diversified portfolio of common stocks and other equity
                             securities that the adviser believes to be relatively
                             undervalued based on various measures such as price
                             earnings ratios and price book ratios.
SALOMON BROTHERS VARIABLE
  SERIES FUNDS, INC.:
    Variable Capital Fund    Capital appreciation, primarily through investments in    Salomon Brothers Asset
                             common stocks which are believed to have above-average    Management ("SBAM")
                             price appreciation potential and which may involve
                             above-average risk.
    Variable High Yield      To maximize current income, and, secondarily, to seek     SBAM
    Bond Fund                capital appreciation through investments in medium or
                             lower rating categories.
    Variable Investors Fund  Long-term growth of capital, and, secondarily, current    SBAM
                             income, through investments in common stocks of well-
                             known companies.
    Variable Strategic Bond  Seeks a high level of current income. As a secondary      SBAM
    Fund                     objective, the portfolio will seek capital appreciation.
VAN KAMPEN LIFE INVESTMENT
TRUST:
    Comstock Portfolio       Seeks capital growth and income through investments in    Van Kampen Asset
                             equity securities.                                        Management, Inc. ("VKAM")

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVEST-
MENT TRUST:   (CONTINUED)
    Domestic Income          Seeks current income, primarily and capital appreciation  VKAM
    Portfolio                as a secondary objective only when consistent with its
                             primary investment objective. The Portfolio attempts to
                             achieve these objectives through investment primarily in
                             a diversified portfolio of fixed-income securities. The
                             Portfolio may invest in investment-grade securities and
                             lower rated and nonrated securities. Lower rated
                             securities (commonly known as "junk bonds") are regarded
                             by the rating agencies as predominantly speculative with
                             respect to the issuer's continuing ability to meet
                             principal and interest payments.
    Emerging Growth          Seeks capital appreciation by investing in a portfolio    VKAM
    Portfolio                of securities consisting principally of common stocks of
                             small and medium sized companies considered by the
                             adviser to be emerging growth companies.
    Enterprise Portfolio     Seeks capital appreciation through investments believed   VKAM
                             by the Adviser to have above-average potential for
                             capital appreciation.
    Government Portfolio     Seeks to provide investors with a high current return     VKAM
                             consistent with preservation of capital by investing
                             primarily in debt securities issued or guaranteed by the
                             U.S. government, its agencies or instrumentalities.
    Growth and Income        Seeks long-term growth of capital and income by           VKAM
    Portfolio                investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.
    Money Market Portfolio   Seeks protection of capital and high current income
                             through investments in money market instruments.
    Morgan Stanley Real      Seeks long-term growth of capital, with current income    VKAM
    Estate Securities        as a secondary consideration, by investing principally
    Portfolio                in securities of companies operating in the real estate
                             industry ("Real Estate Securities"). A "real estate
                             industry company" is a company that derives at least 50%
                             of its assets (market to market), gross income or net
                             profits from the ownership, construction, management or
                             sale of residential, commercial or industrial real
                             estate.



                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL



We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts;



     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,



     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);



     - administration of the annuity options available under the Contracts; and



     - the distribution of various reports to contract owners.



Costs and expenses we incur include:



     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, and



     - other costs of doing business.



Risks we assume include:



     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,



     - that the amount of the death benefit will be greater than the contract value, and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.



We may also deduct a charge for taxes.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



We may reduce or eliminate the withdrawal charge, the administrative charges, the mortality and expense risk charge, and the distribution charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will we reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.


WITHDRAWAL CHARGE

No sales charges are deducted from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first seven years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.


The withdrawal charge is equal to a percentage of purchase payments withdrawn from the Contract and is calculated as follows:





LENGTH OF TIME FROM
 PURCHASE PAYMENT                     WITHDRAWAL
 (NUMBER OF YEARS)                      CHARGE
         1                                6%
         2                                6%
         3                                5%
         4                                5%
         5                                4%
         6                                3%
         7                                2%
    8 and over                            0%



For purposes of the withdrawal charge calculation, we will consider withdrawals to be taken in the following order:



       (a) from any purchase payments to which no withdrawal charge applies;



       (b) from any remaining free withdrawal allowance (as described below) after reduction by the amount of (a);



       (c) from any purchase payments to which withdrawal charges apply (on a first-in, first-out basis); and, finally



       (d) from any Contract earnings.



We will not deduct a withdrawal charge (1) from payments we make due to the distribution of death proceeds (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE


After the first contract year, you may withdraw 10% of the contract value annually without a withdrawal charge. (This includes any purchase payments no longer subject to a withdrawal charge.) We calculate the amount as of the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, this provision applies to all withdrawals. Amounts withdrawn under the free withdrawal provision will not reduce the amount of purchase payments subject to a withdrawal charge.


ADMINISTRATIVE CHARGES


We deduct a Contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000 on the deduction date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. For the first contract year this charge will be prorated (i.e., calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge: (1) from the distribution of death proceeds, (2) after an annuity payout has begun, or (3) if the contract value on the deduction date is $40,000 or more.



An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options. This charge compensates us for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time.


FUNDING OPTION EXPENSES


The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.


PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS

--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix A for information regarding transfers between the fixed account and the variable funding options.



DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract so that more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.



You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.



You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.



In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.



A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.



                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. If no funding options are specified, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender. For information about withdrawals from your payout option after the Maturity Date (with no life contingency), refer to the Statement of Additional Information.



We may defer payment of any cash surrender value for up to seven days after the written request is received in good order. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


SYSTEMATIC WITHDRAWALS

Beginning in the second contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. If the first joint owner to die is also the annuitant, the death benefit will be paid to the beneficiary if there is no contingent annuitant. If the first joint owner to die is not the annuitant, the entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.



BENEFICIARY



The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.



With nonqualified contracts, as discussed under "Death Benefit", the beneficiary named in the contract may differ from the designated beneficiary (For example, the designated beneficiary may be the joint owner). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



For nonqualified Contracts only, where the owner and the annuitant are not the same person, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies prior to the maturity date while the owner is still living, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant and the Contract continues. However, if the annuitant who is also the owner dies before the maturity date, the death benefit is paid to the beneficiary. The contingent annuitant does not become the annuitant and is not entitled to receive any contract benefits. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------


Before the maturity date, when there is no contingent annuitant, a death benefit is payable to the beneficiary when either the annuitant, or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions.


DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the highest of all "final death benefit values" as described below.

A separate death benefit value will be established on the contract date and on each anniversary of the contract date which occurs on or before the death report date. The death benefit value established on the contract date will initially equal the purchase payment. The death benefit value established on each contract date anniversary will initially equal the contract value on that anniversary. Thereafter, each death benefit value will be adjusted to reflect any purchase payments made, or any partial withdrawals taken, from the date on which a particular death benefit value was established until the death report date. Once any adjustment has been made, a "death benefit value" then becomes equal to the previous death benefit value plus or minus that adjustment.

Adjustments to the death benefit values for any purchase payments or partial withdrawals will be made in the order that such purchase payments or partial withdrawals occur. For each purchase payment, death benefit values will be increased by the amount of the purchase payment. For each partial withdrawal, death benefit values will be reduced by a "partial withdrawal reduction" which equals the product of (i) the death benefit value immediately before the reduction of the partial withdrawal, and (ii) the amount of the partial withdrawal divided by the contract value immediately before the partial withdrawal. The "final death benefit value" associated with the contract date and with each contract date anniversary equals the initial death benefit value plus or minus all adjustments until the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80, BUT BEFORE AGE 90. The death benefit payable will be the greatest of (1), (2) or (3) below, less any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the maximum of all "final death benefit values" associated with the contract date or any contract date anniversary occurring on or before the annuitant's 80th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 90. The death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.



The death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.



Under a nonqualified contract, if the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.



DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER (NONQUALIFIED CONTRACT ONLY). If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.



DEATH OF CONTRACT OWNER WHO IS NOT THE ANNUITANT (NONQUALIFIED CONTRACTS ONLY). The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate. If the surviving joint owner (or if none, the beneficiary) is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution.



ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), the death benefit will be paid only upon the death of the annuitant.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive scheduled annuity payments. You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout plans (annuity or income options) or elect a lump-sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income options that are not based on any lifetime are also available. We may require proof that the annuitant is alive before annuity payments are made.


Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (For Contracts issued in Florida, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified

Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY


You may choose to receive annuity payments that are based on the performance of one or more of the variable funding options. This is called a variable payout because the amount you receive each month will increase or decrease depending on how the variable funding options perform. When you annuitize, we will credit you with annuity units. An annuity unit measures the dollar value of an annuity payment. We determine the number of annuity units to credit you with by dividing the first monthly annuity payment for each funding option by the accumulation unit value for that funding option as of 14 days before the annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.



HOW WE DETERMINE THE FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the annuity payments begin less any premium taxes due.



The first monthly payment amount depends on the annuity option elected and the annuitant's adjusted age. The Contract contains a formula for determining the adjusted age. We calculate the first monthly payment by multiplying the benefit per $1,000 applied, shown in the Contract tables, by the number of thousands of dollars of Contract value applied to the annuity option. We also factor in an assumed daily net investment factor of 3%. This assumed daily net investment factor is used to determine the guaranteed payout rates shown. If net investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. Payout rates will not be lower than those shown. We reserve the right to require satisfactory proof of an annuitant's age before we make the first annuity payment.



HOW WE DETERMINE THE PAYMENTS AFTER THE FIRST. The dollar amount of all annuity payments after the first will change from month to month based on the investment performance of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the payment is due.


FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under

"Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum.


On the maturity date, we will pay the amount due under the Contract in one lump sum (except in states where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the cash surrender value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value

(contract value less any applicable premium tax, in the states that so require), less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund ABD II For Variable Annuities ("Fund ABD II") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD II will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD II are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD II are, in accordance with the Contracts, credited to or charged against Fund ABD II without regard to other income, gains and losses of the Company. The assets held by Fund ABD II are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund ABD II. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total returns," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.



For funding options that were in existence before they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.


GENERAL Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh

Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity. When amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits and also special rules regarding Roth IRAs. We have provided a more complete discussion in the SAI.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



FINANCIAL STATEMENTS



The financial statements for the insurance company are located in the Statement of Additional Information. The financial statements for the separate account will be available through annual reports to shareholders. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.


IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE


The Company is highly dependent on computer systems and systems applications for conducting its ongoing business functions. In 1996, The Travelers Insurance Company and its subsidiaries, including the Company, began the process of identifying, assessing and implementing changes to computer programs to address the Year 2000 issue and developed a comprehensive plan that encompasses The Travelers Insurance Company and its insurance subsidiaries, to address the issue. The issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.



The total cost associated with the required modifications and conversions is being expensed as incurred in the period 1996 through 1999. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the

Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter and distributor of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account.



Up-front compensation paid to sales representatives will not exceed 7.00 % of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.



CONFORMITY WITH STATE AND FEDERAL LAWS



The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the legal requirements of any governmental agency to which the Company, the Contract or the contract owner is subject. Where a state requires contract owner approval, we will comply.


VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                          TRAVELERS PREMIER ADVISERS:


                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                 *PERIOD FROM
                                                                 APRIL 8, 1998
                                                              (EFFECTIVE DATE) TO
                       FUNDING OPTION                          DECEMBER 31, 1998
---------------------------------------------------------------------------------

MORGAN STANLEY
UNIVERSAL FUNDS, INC.:
    EMERGING MARKETS EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           0.769
    Number of units outstanding at end of period............         325,885
    GLOBAL EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           0.991
    Number of units outstanding at end of period............       2,791,215
    MID CAP VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.042
    Number of units outstanding at end of period............       3,208,568
    VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           0.880
    Number of units outstanding at end of period............       2,812,523
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
    SALOMON BROTHERS VARIABLE CAPITAL FUND (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.084
    Number of units outstanding at end of period............       1,220,503
    SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           0.991
    Number of units outstanding at end of period............       2,965,625
    SALOMON BROTHERS VARIABLE INVESTORS FUND (4/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.029
    Number of units outstanding at end of period............       3,232,444
    SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.037
    Number of units outstanding at end of period............       1,887,776
VAN KAMPEN LIFE INVESTMENT TRUST:
    DOMESTIC INCOME PORTFOLIO (6/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.019
    Number of units outstanding at end of period............         922,300
    EMERGING GROWTH PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.204
    Number of units outstanding at end of period............       1,147,706
    ENTERPRISE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.083
    Number of units outstanding at end of period............       1,807,065
    GOVERNMENT PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.052
    Number of units outstanding at end of period............         754,724
    GROWTH AND INCOME PORTFOLIO(5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.030
    Number of units outstanding at end of period............       2,274,752

                          TRAVELERS PREMIER ADVISERS:



                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                 *PERIOD FROM
                                                                 APRIL 8, 1998
                                                              (EFFECTIVE DATE) TO
                       FUNDING OPTION                          DECEMBER 31, 1998
---------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST (CONT'D.)
    MONEY MARKET PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           1.023
    Number of units outstanding at end of period............       4,773,944
    V. KAMPEN LIT REAL ESTATE SECURITIES PORTFOLIO (5/98)
    Unit Value at beginning of period.......................      $    1.000
    Unit Value at end of period.............................           0.909
    Number of units outstanding at end of period............         693,461



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD II are contained in the Annual Report filed with the Securities and Exchange Commission. The financial statements of The Travelers Life and Annuity Company are contained in the SAI.



* The Travelers Fund ABD II for Variable Annuities first became effective June 24, 1996 although this product became active within this Separate Account on April 8, 1998.

                                   APPENDIX B

--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD II or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund ABD II or any of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semi-annual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Performance Information

     Mixed and Shared Funding

     Valuation of Assets
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1999 (Form No. L-12548S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-8034.


Name:   ______________________________

Address:  ______________________________

           ______________________________

                                     PART B

          Information Required in a Statement of Additional Information

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                                PREMIER ADVISERS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 1999

                                       for

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 1999. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling (800) 842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov. This SAI should be read in conjunction with the accompanying 1998 Annual Report for the Fund.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY .....................................................    1

PRINCIPAL UNDERWRITER .....................................................    1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT .........................    1

VALUATION OF ASSETS .......................................................    2

MIXED AND SHARED FUNDING ..................................................    3

PERFORMANCE INFORMATION ...................................................    3

FEDERAL TAX CONSIDERATIONS ................................................   11

INDEPENDENT ACCOUNTANTS ...................................................   14

FINANCIAL STATEMENTS ......................................................  F-1

                              THE INSURANCE COMPANY

         The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New Hampshire and New York), and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 277-0111.

         The Company is a wholly owned subsidiary of The Travelers Insurance Company, which is indirectly owned, through a wholly owned subsidiary, by Citigroup Inc. Citigroup Inc. consists of businesses that produce a broad range of financial services, including asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading. Among its businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, Salomon Smith Barney Asset Management, and Travelers Property Casualty.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

         CFBDS, Inc. serves as principal underwriter for Fund ABD II and the Contracts. The offering is continuous. CFBDS's principal executive offices are located at 21 Milk Street, Boston, Massachusetts. CFBDS is not affiliated with the Company or Fund ABD II.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under the terms of the Distribution and Principal Underwriting Agreement among Fund ABD II, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined on each business day as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.) After the maturity date, withdrawals from the annuity unit value will be permitted only if you have elected a variable payout option for a fixed period which is not based on any lifetime. The maximum withdrawal amount will be calculated by computing the payments at 7% annual interest rate.

                            MIXED AND SHARED FUNDING

         Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD II. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         For Funding Options that were in existence prior to the date they became available under Fund ABD II, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Funding Options.

         Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 1998 are set forth in the following tables.

          TRAVELERS PORTFOLIO ARCHITECT - SEC STANDARDIZED PERFORMANCE
               STANDARDIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

STOCK ACCOUNTS:                                     1 Year       5 Year      10 Year (or inception)
---------------                                     ------       ------      ----------------------
Alliance Growth Portfolio                           21.20%          -         27.01%        (12/96)
Capital Appreciation Fund (Janus)                   53.43%          -         40.29%        (12/96)
Delaware Investments REIT Series                      -             -        -15.29%        (5/98)
Dreyfus Capital Appreciation Portfolio                -             -         5.20%         (4/98)
Dreyfus Small Cap Portfolio                           -             -        -18.26%        (4/98)
Equity Income Portfolio (Fidelity)                  4.82%           -         19.29%        (12/96)
Federated Stock Portfolio                           10.22%          -         20.43%        (1/97)
Large Cap Portfolio (Fidelity)                      27.65%          -         26.48%        (12/96)
Lazard International Stock Portfolio                5.03%           -         7.80%         (12/96)
MFS Emerging Growth Portfolio                       26.38%          -         23.41%        (12/96)
MFS Mid Cap Growth Portfolio                          -             -         -7.40%        (4/98)
MFS Research Portfolio                                -             -         -0.65%        (5/98)
Salomon Brothers Investors Fund                       -             -         -3.17%        (4/98)
Strategic Stock Portfolio                             -             -         -6.11%        (7/98)
Travelers Disciplined Mid Cap Stock Portfolio       9.27%           -         19.71%        (6/97)
Travelers Disciplined Small Cap Stock Portfolio       -             -        -16.02%        (5/98)
Warburg Pincus Emerging Markets Portfolio             -             -        -31.05%        (5/98)

BOND ACCOUNTS:
Federated High Yield Portfolio                      -2.77%          -         6.16%         (1/97)
Putnam Diversified Income Portfolio                 -6.72%          -         0.56%         (12/96)
Travelers Convertible Bond Portfolio                  -             -         -6.04%        (5/98)
Travelers Quality Bond Portfolio                    0.95%           -         3.88%         (12/96)

BALANCED ACCOUNTS:
MFS Total Return Portfolio                          4.07%           -         12.09%        (1/97)

MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                    -2.44%          -         1.02%         (2/97)

The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account.

                          TRAVELERS PORTFOLIO ARCHITECT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

                                                           Cumulative Returns                 Average Annual Returns
                                                 ----------------------------------------  --------------------------------------
                                                   YTD     1 YR     3YR     5YR     10YR    3YR     5YR     10YR      Inception*
                                                 -------  -------  ------  ------  ------  ------  ------  ------   -------------
STOCK ACCOUNTS:
Alliance Growth Portfolio                         27.23%   27.23%  106.5%       -       -  27.32%       -       -   26.20% (6/94)
Capital Appreciation Fund (Janus)                 59.47%   59.47%  150.7%  216.6%  483.5%  35.81%  25.90%  19.28%   12.01% (5/83)
Delaware Investments REIT Series                       -        -       -       -       -       -       -       -   -9.78% (5/98)
Dreyfus Capital Appreciation Portfolio            28.50%   28.50%  101.0%  169.0%       -  26.17%  21.87%       -   19.94% (4/93)
Dreyfus Small Cap Portfolio                       -4.81%   -4.81%   26.0%   69.6%       -   8.01%  11.13%       -   24.71% (8/90)
Equity Income Portfolio (Fidelity)                10.85%   10.85%       -       -       -       -       -       -   22.53% (8/96)
Federated Stock Portfolio                         16.25%   16.25%       -       -       -       -       -       -   25.98% (8/96)
Large Cap Portfolio (Fidelity)                    33.69%   33.69%       -       -       -       -       -       -   29.67% (8/96)
Lazard International Stock Portfolio              11.06%   11.06%       -       -       -       -       -       -   10.37% (8/96)
MFS Emerging Growth Portfolio                     32.42%   32.42%       -       -       -       -       -       -   24.45% (8/96)
MFS Mid Cap Growth Portfolio                           -        -       -       -       -       -       -       -   -0.52% (3/98)
MFS Research Portfolio                                 -        -       -       -       -       -       -       -    5.28% (3/98)
Salomon Brothers Investors Fund                        -        -       -       -       -       -       -       -    9.24% (2/98)
Strategic Stock Portfolio                              -        -       -       -       -       -       -       -   -6.59% (5/98)
Travelers Disciplined Mid Cap Stock Portfolio     15.30%   15.30%       -       -       -       -       -       -   27.66% (4/97)
Travelers Disciplined Small Cap Stock Portfolio        -        -       -       -       -       -       -       -  -11.91% (5/98)
Warburg Pincus Emerging Markets Portfolio        -17.28%  -17.28%       -       -       -       -       -       -  -17.28% (12/97)

BOND ACCOUNTS:
Federated High Yield Portfolio                     3.25%    3.25%       -       -       -       -       -       -   10.36% (8/96)
Putnam Diversified Income Portfolio               -0.74%   -0.74%   12.6%       -       -   4.02%       -       -    6.18% (6/94)
Travelers Convertible Bond Portfolio                   -        -       -       -       -       -       -       -    0.02% (5/98)
Travelers Quality Bond Portfolio                   6.98%    6.98%       -       -       -       -       -       -    6.75% (8/96)

BALANCED ACCOUNTS:
MFS Total Return Portfolio                        10.10%   10.10%   48.6%       -       -  14.11%       -       -   13.85% (6/94)

MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                   3.59%    3.59%   10.2%   17.1%   42.9%   3.30%   3.20%   3.63%    3.81% (12/87)

                                                     Calendar Year Returns
                                                    ------------------------
                                                     1997     1996     1995
                                                    ------   ------   ------
STOCK ACCOUNTS:
Alliance Growth Portfolio                           27.24%   27.58%   32.99%
Capital Appreciation Fund (Janus)                   24.38%   26.41%   34.47%
Delaware Investments REIT Series                         -        -        -
Dreyfus Capital Appreciation Portfolio              26.30%   23.84%   31.71%
Dreyfus Small Cap Portfolio                         15.14%   14.98%   27.59%
Equity Income Portfolio (Fidelity)                  30.48%        -        -
Federated Stock Portfolio                           31.67%        -        -
Large Cap Portfolio (Fidelity)                      21.74%        -        -
Lazard International Stock Portfolio                 6.63%        -        -
MFS Emerging Growth Portfolio                       19.34%        -        -
MFS Mid Cap Growth Portfolio                             -        -        -
MFS Research Portfolio                                   -        -        -
Salomon Brothers Investors Fund                          -        -        -
Strategic Stock Portfolio                                -        -        -
Travelers Disciplined Mid Cap Stock Portfolio            -        -        -
Travelers Disciplined Small Cap Stock Portfolio          -        -        -
Warburg Pincus Emerging Markets Portfolio                -        -        -

BOND ACCOUNTS:
Federated High Yield Portfolio                      13.85%        -        -
Putnam Diversified Income Portfolio                  6.26%    6.72%   15.76%
Travelers Convertible Bond Portfolio                     -        -        -
Travelers Quality Bond Portfolio                     5.65%        -        -

BALANCED ACCOUNTS:
MFS Total Return Portfolio                          19.56%   12.90%   23.95%

MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                     3.60%    2.72%    2.79%


* The inception date reflects the date the underlying fund began operating.

                          SEC STANDARDIZED PERFORMANCE
                      TRAVELERS PORTFOLIO ARCHITECT SELECT
                STANDARIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

STOCK ACCOUNTS:                                       1 Year     5 Year    10 Year (or inception)
---------------                                       ------     ------    ----------------------
Alliance Growth Portfolio                             21.20%        -       27.01%        (12/96)
Capital Appreciation Fund (Janus)                     53.43%        -       40.29%        (12/96)
Delaware Investments REIT Series                        -           -      -15.29%        (5/98)
Dreyfus Capital Appreciation Portfolio                  -           -       5.20%         (4/98)
Dreyfus Small Cap Portfolio                             -           -      -18.26%        (4/98)
Equity Income Portfolio (Fidelity)                    4.82%         -       19.29%        (12/96)
Federated Stock Portfolio                             10.22%        -       20.43%        (1/97)
Large Cap Portfolio (Fidelity)                        27.65%        -       26.48%        (12/96)
Lazard International Stock Portfolio                  5.03%         -       7.80%         (12/96)
MFS Emerging Growth Portfolio                         26.38%        -       23.41%        (12/96)
MFS Mid Cap Growth Portfolio                            -           -       -7.40%        (4/98)
Salomon Brothers Investors Fund                         -           -       -3.17%        (4/98)
Smith Barney Appreciation Portfolio                   11.44%        -       14.36%        (6/97)
Smith Barney Total Return Portfolio                     -           -      -10.47%        (5/98)
Travelers Disciplined Mid Cap Stock Portfolio         9.27%         -       19.71%        (6/97)
Travelers Disciplined Small Cap Stock Portfolio         -           -      -16.02%        (5/98)
Warburg Pincus Emerging Markets Portfolio               -           -      -31.05%        (5/98)

BOND ACCOUNTS:
Federated High Yield Portfolio                        -2.77%        -       6.16%         (1/97)
Smith Barney Diversified Strategic Income Portfolio   -1.10%        -       3.15%         (6/97)
Travelers Convertible Bond Portfolio                    -           -      -6.04%         (5/98)
Travelers Quality Bond Portfolio                      0.95%         -       3.88%         (12/96)

BALANCED ACCOUNTS:
MFS Total Return Portfolio                            4.07%         -       12.09%        (1/97)

MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                      -2.44%        -       1.02%         (2/97)

The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account.

                           PORTFOLIO ARCHITECT SELECT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

                                                             Cumulative Returns                      Average Annual Returns
                                                 ----------------------------------------   ----------------------------------------
                                                   YTD     1 YR     3YR     5YR     10YR     3YR      5YR     10YR      Inception*
                                                 -------  -------  ------  ------  ------   ------   ------  ------   --------------
STOCK ACCOUNTS:
Alliance Growth Portfolio                         27.23%   27.23%  106.5%       -       -   27.32%        -       -   26.20%  (6/94)
Capital Appreciation Fund (Janus)                 59.47%   59.47%  150.7%  216.6%  483.5%   35.81%   25.90%  19.28%   12.01%  (5/83)
Delaware Investments REIT Series                       -        -       -       -       -        -        -       -   -9.78%  (5/98)
Dreyfus Capital Appreciation Portfolio            28.50%   28.50%  101.0%  169.0%       -   26.17%   21.87%       -   19.94%  (4/93)
Dreyfus Small Cap Portfolio                       -4.81%   -4.81%   26.0%   69.6%       -    8.01%   11.13%       -   24.71%  (8/90)
Equity Income Portfolio (Fidelity)                10.85%   10.85%       -       -       -        -        -       -   22.53%  (8/96)
Federated Stock Portfolio                         16.25%   16.25%       -       -       -        -        -       -   25.98%  (8/96)
Large Cap Portfolio (Fidelity)                    33.69%   33.69%       -       -       -        -        -       -   29.67%  (8/96)
Lazard International Stock Portfolio              11.06%   11.06%       -       -       -        -        -       -   10.37%  (8/96)
MFS Emerging Growth Portfolio                     32.42%   32.42%       -       -       -        -        -       -   24.45%  (8/96)
MFS Mid Cap Growth Portfolio                           -        -       -       -       -        -        -       -   -0.52%  (3/98)
Salomon Brothers Investors Fund                        -        -       -       -       -        -        -       -    9.24%  (2/98)
Smith Barney Appreciation Portfolio               17.47%   17.47%   73.2%  114.7%       -   20.06%   16.50%       -   13.42% (10/91)
Smith Barney Total Return Portfolio                3.60%    3.60%   47.6%   92.4%       -   13.85%   13.98%       -   14.40% (12/93)
Travelers Disciplined Mid Cap Stock Portfolio     15.30%   15.30%       -       -       -        -        -       -   27.66%  (4/97)
Travelers Disciplined Small Cap Stock Portfolio        -        -       -       -       -        -        -       -  -11.91%  (5/98)
Warburg Pincus Emerging Markets Portfolio        -17.28%  -17.28%       -       -       -        -        -       -  -17.28% (12/97)

BOND ACCOUNTS:
Federated High Yield Portfolio                     3.25%    3.25%       -       -       -        -        -       -   10.36%  (8/96)
Smith Barney Diversified Strategic Income          4.93%    4.93%   22.8%   34.5%       -    7.07%    6.10%       -    5.89% (10/91)
Portfolio
Travelers Convertible Bond Portfolio                   -        -       -       -       -        -        -       -    0.02%  (5/98)
Travelers Quality Bond Portfolio                   6.98%    6.98%       -       -       -        -        -       -    6.75%  (8/96)

BALANCED ACCOUNTS:
MFS Total Return Portfolio                        10.10%   10.10%   48.6%       -       -   14.11%        -       -   13.85%  (6/94)
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                   3.59%    3.59%   10.2%   17.1%   42.9%    3.30%    3.20%   3.63%    3.81% (12/87)

                                                        Calendar Year Returns
                                                       ------------------------
                                                        1997     1996     1995
                                                       ------   ------   ------
STOCK ACCOUNTS:
Alliance Growth Portfolio                              27.24%   27.58%   32.99%
Capital Appreciation Fund (Janus)                      24.38%   26.41%   34.47%
Delaware Investments REIT Series                            -        -        -
Dreyfus Capital Appreciation Portfolio                 26.30%   23.84%   31.71%
Dreyfus Small Cap Portfolio                            15.14%   14.98%   27.59%
Equity Income Portfolio (Fidelity)                     30.48%        -        -
Federated Stock Portfolio                              31.67%        -        -
Large Cap Portfolio (Fidelity)                         21.74%        -        -
Lazard International Stock Portfolio                    6.63%        -        -
MFS Emerging Growth Portfolio                          19.34%        -        -
MFS Mid Cap Growth Portfolio                                -        -        -
Salomon Brothers Investors Fund                             -        -        -
Smith Barney Appreciation Portfolio                    24.66%   18.24%   27.05%
Smith Barney Total Return Portfolio                    15.22%   23.68%   23.17%
Travelers Disciplined Mid Cap Stock Portfolio               -        -        -
Travelers Disciplined Small Cap Stock Portfolio             -        -        -
Warburg Pincus Emerging Markets Portfolio                   -        -        -

BOND ACCOUNTS:
Federated High Yield Portfolio                         13.85%        -        -
Smith Barney Diversified Strategic Income               6.63%    9.72%   14.45%
Portfolio
Travelers Convertible Bond Portfolio                        -        -        -
Travelers Quality Bond Portfolio                        5.65%        -        -

BALANCED ACCOUNTS:
MFS Total Return Portfolio                             19.56%   12.90%   23.95%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                        3.60%    2.72%    2.79%

* The inception date reflects the date the underlying fund began operating.

                                PREMIER ADVISERS
                          SEC STANDARDIZED PERFORMANCE
               STANDARDIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

STOCK FUNDS:                                       1 Year    5 Year     10 Year (or inception)
------------                                       ------    ------     ----------------------
MAS Mid Cap Value Portfolio                           -         -         -1.80%      (5/98)
MAS Value Portfolio                                   -         -        -17.30%      (5/98)
Morgan Stanley Emerging Markets Equity Portfolio      -         -        -27.75%      (5/98)
Morgan Stanley Global Equity Portfolio                -         -         -6.90%      (5/98)
Morgan Stanley Real Estate Securities Portfolio       -         -        -14.61%      (5/98)
Salomon Brothers Capital Fund                         -         -         2.36%       (5/98)
Salomon Brothers Investors Fund                       -         -         -3.17%      (4/98)
Van Kampen Emerging Growth Portfolio                  -         -         14.33%      (5/98)
Van Kampen Enterprise Portfolio                       -         -         2.28%       (5/98)
Van Kampen Growth and Income Portfolio                -         -         -3.08%      (5/98)

BOND FUNDS:
Salomon Brothers High Yield Bond Fund                 -         -         -6.83%      (5/98)
Salomon Brothers Strategic Bond Fund                  -         -         -2.32%      (5/98)
Van Kampen Domestic Income Portfolio                  -         -         -4.16%      (6/98)
Van Kampen Government Portfolio                       -         -         -0.83%      (5/98)
MONEY MARKET FUNDS:
Van Kampen Money Market Portfolio                     -         -         -3.75%      (5/98)

The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account

                                PREMIUM ADVISERS
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

                                                     Cumulative Returns
                                                  ------------------------------------------
                                                    YTD     1 YR     3YR      5YR      10YR
                                                  -------  -------  ------  -------  -------
STOCK FUNDS:
MAS Mid Cap Value Portfolio                        14.34%   14.34%       -        -        -
MAS Value Portfolio                                -3.61%   -3.61%       -        -        -
Morgan Stanley Emerging Markets Equity Portfolio  -25.24%  -25.24%       -        -        -
Morgan Stanley Global Equity Portfolio             11.91%   11.91%       -        -        -
Morgan Stanley Real Estate Securities Portfolio   -12.82%  -12.82%  44.61%        -        -
Salomon Brothers Capital Fund                           -        -       -        -        -
Salomon Brothers Investors Fund                         -        -       -        -        -
Van Kampen Emerging Growth                         35.64%   35.64%  85.32%        -        -
Van Kampen Enterprise Portfolio                    23.23%   23.23%  95.47%  151.64%  369.03%
Van Kampen Growth and Income                       18.01%   18.01%       -        -        -

BOND FUNDS:
Salomon Brothers High Yield Bond Fund                   -        -       -        -        -
Salomon Brothers Strategic Bond Fund                    -        -       -        -        -
Van Kampen Domestic Income Portfolio                5.57%    5.57%  22.56%   38.40%   79.61%
Van Kampen Government Portfolio                     8.19%    8.19%  17.76%   27.97%   95.92%

MONEY MARKET FUNDS:
Van Kampen Money Market Portfolio                   3.86%    3.86%  11.29%   18.37%   45.55%

                                                         Average Annual Returns                   Calendar Year Returns
                                                    -----------------------------------------    ------------------------
                                                      3YR     5YR    10YR    Inception*           1997     1996     1995
                                                    ------  ------  ------  -----------------    ------   ------   ------
STOCK FUNDS:
MAS Mid Cap Value Portfolio                              -       -       -   26.16%    (1/97)         -        -        -
MAS Value Portfolio                                      -       -       -    7.27%    (1/97)         -        -        -
Morgan Stanley Emerging Markets Equity Portfolio         -       -       -  -13.49%   (10/96)    -1.09%        -        -
Morgan Stanley Global Equity Portfolio                   -       -       -   15.18%    (1/97)         -        -        -
Morgan Stanley Real Estate Securities Portfolio     13.07%       -       -   13.47%    (7/95)    19.83%   38.43%        -
Salomon Brothers Capital Fund                            -       -       -   16.54%    (2/98)         -        -        -
Salomon Brothers Investors Fund                          -       -       -    9.24%    (2/98)         -        -        -
Van Kampen Emerging Growth                          22.81%       -       -   24.55%    (7/95)    18.77%   15.03%        -
Van Kampen Enterprise Portfolio                     25.01%  20.26%  16.70%   12.03%    (4/86)    28.88%   23.07%   35.13%
Van Kampen Growth and Income                             -       -       -   18.53%   (12/96)    19.90%        -        -

BOND FUNDS:
Salomon Brothers High Yield Bond Fund                    -       -       -   -0.82%    (5/98)         -        -        -
Salomon Brothers Strategic Bond Fund                     -       -       -    4.89%    (2/98)         -        -        -
Van Kampen Domestic Income Portfolio                 7.01%   6.71%   6.03%    6.70%   (11/87)    10.36%    5.19%   19.71%
Van Kampen Government Portfolio                      5.59%   5.05%   6.95%    5.82%    (4/86)     8.10%    0.69%   15.56%

MONEY MARKET FUNDS:
Van Kampen Money Market Portfolio                    3.63%   3.43%   3.82%    4.10%    (4/86)     3.60%    3.42%    4.00%

* The inception date reflects the date the underlying fund began operating.

                           FEDERAL TAX CONSIDERATIONS

         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70-1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the

Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law.

      A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

      To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,700 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         The financial statements of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and for each of the years in the three-year period ended December 31, 1998, included herein, and the financial statements of Fund ABD II as of December 31, 1998 and for the year ended December 31, 1998, incorporated herein by reference, have been included or incorporated in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein or incorporated herein by reference, and upon the authority of said firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.





/s/ KPMG LLP
Hartford, Connecticut
January 25, 1999

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                1998           1997          1996
                                                                ----           ----          ----

REVENUES
Premiums                                                       $ 23,677       $ 35,190       $ 17,462
Net investment income                                           171,003        168,653        151,326
Realized investment gains (losses)                               18,493         44,871         (9,613)
Fee income                                                       14,687          5,004          1,336
Other                                                            14,199          3,159            940
-------------------------------------------------------------------------- ------------- --------------
     Total Revenues                                             242,059        256,877        161,451
-------------------------------------------------------------------------- ------------- --------------


BENEFITS AND EXPENSES
Current and future insurance benefits                            81,371         95,639         77,285
Interest credited to contractholders                             51,535         35,165         35,607
Amortization of deferred acquisition costs and
     value in insurance in force                                 17,031          6,036          3,286
Operating expenses                                                3,937         10,462          5,691
-------------------------------------------------------------------------- ------------- --------------
     Total Benefits and Expenses                                153,874        147,302        121,869
-------------------------------------------------------------------------- ------------- --------------

Income before federal income taxes                               88,185        109,575         39,582
-------------------------------------------------------------------------- ------------- --------------

Federal income taxes:
     Current                                                     18,917         33,859         29,456
     Deferred expense (benefit)                                  11,783          4,344        (15,665)
-------------------------------------------------------------------------- ------------- --------------
     Total Federal Income Taxes                                  30,700         38,203         13,791
-------------------------------------------------------------------------- ------------- --------------

Net income                                                     $ 57,485       $ 71,372       $ 25,791
========================================================================== ============= ==============




                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)



DECEMBER 31,                                                                                    1998              1997
------------------------------------------------------------------------------------------ ---------------- -----------------

ASSETS
Fixed maturities, available for sale at fair value (cost, $1,707,347; $1,571,121)             $1,838,681        $1,678,120
Equity securities, at fair value (cost, $25,826; $15,092)                                         26,685            16,289
Mortgage loans                                                                                   174,565           160,247
Short-term securities                                                                            126,176           169,229
Other invested assets                                                                            136,122           121,242
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Investments                                                                         2,302,229         2,145,127
------------------------------------------------------------------------------------------ ---------------- -----------------

Separate accounts                                                                              2,178,474           812,059
Deferred acquisition costs and value of insurance in force                                       194,213            90,966
Premium balances receivable                                                                       16,074             9,288
Deferred federal income taxes                                                                     12,395            33,661
Other assets                                                                                      41,119            61,904
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Assets                                                                             $4,744,504        $3,153,005
------------------------------------------------------------------------------------------ ---------------- -----------------

LIABILITIES
Future policy benefits                                                                          $963,171          $971,602
Contractholder funds                                                                             947,411           818,971
Separate accounts                                                                              2,178,474           812,059
Other liabilities                                                                                114,690            84,712
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Liabilities                                                                         4,203,746         2,687,344
------------------------------------------------------------------------------------------ ---------------- -----------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized, 30,000 issued and outstanding             3,000             3,000
Additional paid-in capital                                                                       167,314           167,314
Retained earnings                                                                                282,555           225,070
Accumulated other changes in equity from non-owner sources                                        87,889            70,277
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Shareholder's Equity                                                                  540,758           465,661
------------------------------------------------------------------------------------------ ---------------- -----------------

     Total Liabilities and Shareholder's Equity                                               $4,744,504        $3,153,005
========================================================================================== ================ =================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ IN THOUSANDS)



------------------------------------------------------ ---------------- ----------------- -------------------
STATEMENTS OF CHANGES IN RETAINED EARNINGS                  1998              1997               1996
------------------------------------------------------ ---------------- ----------------- -------------------

Balance, beginning of year                                 $225,070          $167,698            $157,907
Net income                                                   57,485            71,372              25,791
Dividends to parent                                               -            14,000              16,000
------------------------------------------------------ ---------------- ----------------- -------------------
Balance, end of year                                       $282,555          $225,070            $167,698
====================================================== ================ ================= ===================


------------------------------------------------------ ---------------- ----------------- -------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
------------------------------------------------------ ---------------- ----------------- -------------------

Balance, beginning of year                                  $70,277           $33,856             $35,330
Unrealized gains (losses), net of tax                        17,612            36,421              (1,474)
------------------------------------------------------ ---------------- ----------------- -------------------
Balance, end of year                                        $87,889           $70,277             $33,856
====================================================== ================ ================= ===================


------------------------------------------------------ ---------------- ----------------- -------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
------------------------------------------------------ ---------------- ----------------- -------------------

Net Income                                                  $57,485           $71,372             $25,791
Other changes in equity from
     non-owner sources                                       17,612            36,421              (1,474)
------------------------------------------------------ ---------------- ----------------- -------------------
Total changes in equity from
     non-owner sources                                      $75,097          $107,793             $24,317
====================================================== ================ ================= ===================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)



FOR THE YEARS ENDED DECEMBER 31,                                                         1998            1997           1996
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                                $  22,300       $  34,553     $   6,472
     Net investment income received                                                      146,158         170,460        71,083
     Benefits and claims paid                                                            (90,872)        (90,820)      (70,331)
     Interest credited to contractholders                                                (51,535)        (35,165)         (813)
     Operating expenses paid                                                             (75,632)        (40,868)       (5,482)
     Income taxes paid                                                                   (25,214)        (22,440)      (23,931)
     Other                                                                                  (596)         (7,702)       (6,857)
----------------------------------------------------------------------------------- --------------- --------------- -------------
         Net Cash Provided by (Used in) Operating Activities                             (75,391)          8,018       (29,859)
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                113,456          81,899        20,301
         Mortgage loans                                                                   25,462           8,972        37,789
     Proceeds from sales of investments
         Fixed maturities                                                              1,095,976         856,846       978,970
         Equity securities                                                                 6,020          12,404        12,818
         Mortgage loans                                                                        -           5,483        22,437
         Real estate held for sale                                                             -           4,493             -
     Purchases of investments
         Fixed maturities                                                             (1,320,704)     (1,020,803)     (994,443)
         Equity securities                                                               (13,653)         (6,382)       (5,412)
         Mortgage loans                                                                  (39,158)        (41,967)      (21,450)
         Policy loans                                                                     (2,010)         (1,144)       (1,750)
     Short-term securities, (purchases) sales, net                                        43,054         (88,067)      (19,688)
     Other investments, (purchases) sales, net                                             1,110         (51,502)       (6,160)
     Securities transactions in course of settlement                                      36,459          10,526       (51,703)
----------------------------------------------------------------------------------- --------------- --------------- -------------
     Net Cash Used in Investing Activities                                               (53,988)       (229,242)      (28,291)
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                        211,476         325,932        96,490
     Contractholder fund withdrawals                                                     (83,036)        (89,145)      (22,340)
     Dividends to parent company                                                               -         (14,000)      (16,000)
----------------------------------------------------------------------------------- --------------- --------------- -------------
         Net Cash Provided by Financing Activities                                       128,440         222,787        58,150
----------------------------------------------------------------------------------- --------------- --------------- -------------
Net increase (decrease) in cash                                                             (939)          1,563             -
----------------------------------------------------------------------------------- --------------- --------------- -------------
Cash at December 31,                                                                        $624          $1,563     $       -
=================================================================================== =============== =============== =============



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), formerly Travelers Group Inc. The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not. See also Note 6.

     Certain reclassifications have been made to the prior year's financial statements to conform to the current year's presentation.


     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the results of operations from the adoption of the collateral provisions of FAS 125.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Reporting Comprehensive Income

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are required to be reported in an annual financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income thus represents the sum of net income and other changes in equity from non-owner sources. The accumulated balance of other changes in equity from non-owner sources is required to be displayed separately from retained earnings and additional paid-in capital in the balance sheet. The adoption of FAS 130 resulted in the Company reporting unrealized gains and losses on investments in debt and equity securities in changes in equity from non-owner sources. See Note 3.

     Disclosures About Segments of an Enterprise and Related Information

     During 1998, Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS
     131) became effective. FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise". FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decisionmaker in deciding how to allocate resources and in assessing performance. The Company only has one reportable operating segment and therefore, no additional disclosures are required under FAS 131.

     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use

     During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     ACCOUNTING POLICIES

     Investments

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 1998 and 1997.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include real estate joint ventures and partnership investments accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income.

     Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     Included in investments are invested assets associated with Structured Settlement Guaranteed Separate Accounts where the investment risk is borne by the Company. See Note 6.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Forward contracts, and options, and interest rate caps were not significant at December 31, 1998 and 1997. Information concerning derivative financial instruments is included in Note 4.


     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.


     POLICY LOANS

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     The Company also has a separate account for structured settlement annuity obligations where the investment risk is borne by the Company. The assets and liabilities of this separate account are included in investments, future policy benefits and contractholder funds for financial reporting purposes. See Note 6.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20 year amortization period is used for life insurance, and a 7 to 20 year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.3% to 7.2%.


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective January 1, 2001 for the calendar year 2001 statutory financial statements. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on its statutory capital and surplus.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.



     OTHER REVENUES

     Other revenues include surrender, mortality and administrative charges, and fees earned on investment and other insurance contracts.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company plans to implement SOP 97-3 in the first quarter of 1999 and expects there to be no material impact on the Company's financial condition, results of operations or liquidity.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments imbedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. FAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company has not yet determined the impact that FAS 133 will have on its financial statements.


2.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Life insurance in force ceded to TIC at December 31, 1998 and 1997 was $69.6 million and $76.4 million, respectively. Life insurance premiums ceded were $4.2 million, $2.4 million and $1.3 million in 1998, 1997 and 1996, respectively. Life insurance premiums ceded to non-affiliates were insignificant. Life insurance in force ceded to non-affiliates at December 31, 1998 and 1997, was $8.8 billion and $4.5 billion, respectively.



3.   SHAREHOLDER'S EQUITY

     Unrealized Investment Gains (Losses)

     See Note 11 for an analysis of the change in unrealized gains and losses on investments.

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income (loss) was $(3.2) million, $80.3 million and $17.9 million for the years ended December 31, 1998, 1997 and 1996, respectively.

     Statutory capital and surplus was $328.2 million at both December 31, 1998 and 1997.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $32.8 million is available in 1999 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



                   TAX EFFECTS ALLOCATED TO EACH COMPONENT OF
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES

    For the years ended December 31,                                 PRE-TAX AMOUNT   TAX EXPENSE/      AFTER-TAX
    ($ in thousands)                                                                    (BENEFIT)        AMOUNT
    ---------------------------------------------------------------- --------------- ---------------- --------------
    1998
    Unrealized gain on investment securities:
       Unrealized holding gains arising during year                     $45,589           $15,957         $29,632
       Less: reclassification adjustment for gains
         realized in net income                                          18,493             6,473          12,020
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $27,096            $9,484         $17,612
    ================================================================ =============== ================ ==============
    1997
    Unrealized gain on investment securities:
       Unrealized holding gains arising during year                    $100,903           $35,316         $65,587
       Less: reclassification adjustment for gains
         realized in net income                                          44,871            15,705          29,166
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $56,032           $19,611         $36,421
    ================================================================ =============== ================ ==============
    1996
    Unrealized gain (loss) on investment securities:
       Unrealized holding gains (losses) arising during year           $(11,881)           $4,158         $(7,723)
       Less: reclassification adjustment for losses realized
         in net income                                                   (9,613)           (3,364)         (6,249)
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $(2,268)             $794         $(1,474)
    ================================================================ =============== ================ ==============


4.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument.

     However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts that it would cost the Company to replace such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates and equity prices which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates and equity prices, the Company enters long or short positions in financial futures contracts which offset changes in the fair value of investments and liabilities resulting from changes in market interest rates or equity prices until an investment is purchased, a product is sold or a liability is settled.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1998 and 1997, the Company held financial futures contracts with notional amounts of $41.5 million and $156.3 million, respectively. At December 31, 1998 and 1997, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to a notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swaps are not exchange traded and are subject to the risk of default by the counterparty.

     As of December 31, 1998 and 1997, the Company held interest rate swap contracts with notional amounts of $165.3 million and $17.3 million, respectively. The fair value of these financial instruments was $3.4 million (gain position) and $.7 million (loss position) at December 31, 1998 and was $.7 million (loss position) at December 31, 1997. The fair values were determined using the discounted cash flow method.

     The off-balance sheet risks of forward contracts were not significant at December 31, 1998 and 1997.

     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1998 and 1997.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 1998, investments in fixed maturities had a carrying value and a fair value of $1.8 billion, compared with a carrying value and a fair value of $1.7 billion at December 31, 1997. See Notes 1 and 11.

     At December 31, 1998, mortgage loans had a carrying value of $174.6 million and a fair value of $185.7 million and in 1997 had a carrying value of $160.2 million and a fair value of $172.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of $36.5 million and $54.4 million of financial instruments classified as other assets approximated their fair values at December 31, 1998 and 1997, respectively. The carrying values of $98.4 million and $70.5 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1998 and 1997, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 1998, contractholder funds with defined maturities had a carrying value of $725.6 million and a fair value of $698.1 million, compared with a carrying value of $694.9 million and a fair value of $695.9 million at December 31, 1997. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $483.0 million and a fair value of $442.5 million at December 31, 1998, compared with a carrying value of $98.5 million and a fair value of $93.9 million at December 31, 1997. These contracts generally are valued at surrender value.

     The carrying values of short-term securities and policy loans approximated their fair values.


5.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk
     See Note 4.

     Litigation

     The Company is a defendant in various litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1998, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   STRUCTURED SETTLEMENT CONTRACTS

     The Company has structured settlement contracts that provide guarantees for the contractholders independent of the investment performance of the assets held in the related separate account. The assets held in the separate account are owned by the Company and contractholders do not share in their investment performance.

     The Company maintains assets sufficient to fund the guaranteed benefits attributable to the liabilities. Assets held in the separate account cannot be used to satisfy any other obligations of the Company.

     The Company reports the related assets and liabilities in investments, future policy benefit reserves and contractholder funds.

     These contracts were purchased by the insurance subsidiaries of Travelers Property Casualty Corp. (TAP), an affiliate of the Company, in connection with the settlement of certain of their policyholder obligations. Effective April 1, 1998, all new contracts have been written by TIC.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1998, 1997 and 1996.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1998, 1997 and 1996.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1998 and 1997, the pool totaled approximately $2.3 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $93.1 million and $145.5 million at December 31, 1998 and 1997, respectively, and is included in short-term securities in the balance sheet.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty (TAP). Premiums and deposits were $8.9 million, $70.6 million and $36.9 million for 1998, 1997 and 1996, respectively. The reduction in premiums and deposits from 1997 to 1998 was a result of a decision to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $808.7 and $842.3 million at December 31, 1998 and 1997, respectively.

     The Company began marketing variable annuity products through its affiliate, Salomon Smith Barney Inc. (SSB) in 1995. Premiums and deposits related to these products were $932.1 million, $615.6 million and $300.0 million in 1998, 1997 and 1996, respectively. In 1996, the Company began marketing various life products through SSB as well. Premiums related to such products were $42.1 million, $25.1 million and $20.5 million in 1998, 1997 and 1996, respectively.

     During 1998, the Company began marketing deferred annuity products through its affiliate Primerica Financial Services (Primerica). Deposits received were $216 million.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 the Company's ultimate parent introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases are shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 1998, 1997 and 1996.

     At December 31, 1998 and 1997, the Company had investments in Tribeca Investments, L.L.C., an affiliate of the Company in the amounts of $18.3 million and $16.5 million, included in other invested assets.


9.       FEDERAL INCOME TAXES ($ in thousands)

         EFFECTIVE TAX RATE

        --------------------------------------------------------- ----------------- ---------------- -----------------
        FOR THE YEAR ENDED DECEMBER 31,                                 1998             1997              1996
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Income Before Federal Income Taxes                             $88,185           $109,575         $39,582
        Statutory Tax Rate                                                  35%               35%              35%
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Expected Federal Income Taxes                                   30,865            38,351           13,854
        Tax Effect of:
             Non-taxable investment income                                 (20)              (24)             (15)
             Other, net                                                   (145)             (124)             (48)
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Federal Income Taxes                                           $30,700           $38,203          $13,791
        ========================================================= ================= ================ =================
        Effective Tax Rate                                                  35%               35%              35%
        --------------------------------------------------------- ----------------- ---------------- -----------------

        COMPOSITION OF FEDERAL INCOME TAXES                            1998              1998             1996
                                                                       ----              ----             ----
        Current:
             United States                                             $18,794           $33,805          $29,435
             Foreign                                                       123                54               21
        --------------------------------------------------------- ----------------- ---------------- -----------------
             Total                                                      18,917            33,859           29,456
        --------------------------------------------------------- ----------------- ---------------- -----------------

        Deferred:
             United States                                              11,783             4,344          (15,665)
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Federal Income Taxes                                           $30,700           $38,203          $13,791
        ========================================================= ================= ================ =================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax assets at December 31, 1998 and 1997 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


      ($ in thousands)                                                           1998              1997
                                                                                 ----              ----
      --------------------------------------------------------------------- ---------------- --------------
      Deferred Tax Assets:
           Benefit, reinsurance and other reserves                              $121,150         $100,969
           Other                                                                   2,810            2,571
      --------------------------------------------------------------------- ---------------- --------------
               Total                                                             123,960          103,540
      --------------------------------------------------------------------- ---------------- --------------

      Deferred Tax Liabilities:
           Investments, net                                                       56,103           42,933
           Deferred acquisition costs and value of insurance in force             51,993           23,650
           Other                                                                   1,399            1,226
      --------------------------------------------------------------------- ---------------- --------------
               Total                                                             109,495           67,809
      --------------------------------------------------------------------- ---------------- --------------

      Net Deferred Tax Asset Before Valuation Allowance                           14,465           35,731
      Valuation Allowance for Deferred Tax Assets                                 (2,070)          (2,070)
      --------------------------------------------------------------------- ---------------- --------------

      Net Deferred Tax Asset After Valuation Allowance                           $12,395          $33,661
      --------------------------------------------------------------------- ---------------- --------------


     TIC and its life insurance subsidiaries, including the Company, has filed, and will file, a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $2.1 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1998. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In management's judgment, the $12.4 million "net deferred tax asset after valuation allowance" as of December 31, 1998, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1998, the Company has no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend to exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.



10.      NET INVESTMENT INCOME

        -------------------------------------------------------------- --------------- --------------- --------------
        FOR THE YEAR ENDED DECEMBER 31,
        ($ in thousands)                                                    1998            1997           1996
        -------------------------------------------------------------- --------------- --------------- --------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                              $130,825        $120,900       $113,296
             Joint venture and partnership income                            22,107          32,336         19,775
             Mortgage loans                                                  15,969          14,905         18,278
             Other                                                            3,322           2,284          4,113
        -------------------------------------------------------------- --------------- --------------- --------------
                                                                            172,223         170,425        155,462
        -------------------------------------------------------------- --------------- --------------- --------------
        Investment expenses                                                   1,220           1,772          4,136
        -------------------------------------------------------------- --------------- --------------- --------------
        Net investment income                                              $171,003        $168,653       $151,326
        -------------------------------------------------------------- --------------- --------------- --------------


11.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for the periods were as follows:

      ---------------------------------------------------------------- --------------- --------------- ---------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                      1998            1997            1996
      ---------------------------------------------------------------- --------------- --------------- ---------------
      REALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                 $15,620         $29,236        $(11,491)
           Equity securities                                                  1,819           8,385           4,613
           Mortgage loans                                                       623              (8)          1,979
           Real estate held for sale                                              -           2,164             (73)
           Other                                                                431           5,094          (4,641)
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Total Realized Investment Gains (Losses)                    $18,493          $44,871         $(9,613)
      ---------------------------------------------------------------- --------------- --------------- ---------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

      ---------------------------------------------------------------- --------------- --------------- ---------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                      1998            1997            1996
      ---------------------------------------------------------------- --------------- --------------- ---------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                 $24,336         $34,451        $(23,953)
           Equity securities                                                   (338)         (2,394)           (746)
           Other                                                              3,098          23,975          22,431
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Total Unrealized Investment Gains (Losses)                    27,096          56,032          (2,268)

           Related taxes                                                      9,484          19,611            (794)
      ---------------------------------------------------------------- --------------- --------------- ---------------
           Change in unrealized investment gains (losses)                    17,612          36,421          (1,474)
           Balance beginning of year                                         70,277          33,856          35,330
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Balance End of Year                                          $87,889         $70,277         $33,856
      ---------------------------------------------------------------- --------------- --------------- ---------------


Fixed Maturities

     Proceeds from sales of fixed maturities classified as available for sale were $1.1 billion, $.9 billion and $1.0 billion in 1998, 1997 and 1996, respectively. Gross gains of $32.6 million, $38.1 million and $8.4 million and gross losses of $17.0 million, $8.9 million and $19.9 million in 1998, 1997 and 1996, respectively were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $427.0 million and $485.3 million at December 31, 1998 and 1997, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     The amortized cost and fair values of investments in fixed maturities were as follows:

       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       DECEMBER 31, 1998                                                      GROSS            GROSS
       ($ in thousands)                                  AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
                                                                              GAINS           LOSSES           VALUE
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $220,105        $ 11,571         $(193)         $231,483
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     289,376          53,782          (274)          342,884
            Obligations of states and political
            subdivisions                                         28,749             994           (17)           29,726
            Debt securities issued by foreign
            governments                                          40,786           2,966          (375)           43,377
            All other corporate bonds                         1,124,298          75,870       (13,000)        1,187,168
            Redeemable preferred stock                            4,033             119          (109)            4,043
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
                Total Available For Sale                     $1,707,347        $145,302      $(13,968)       $1,838,681
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------

       DECEMBER 31, 1997                                                      GROSS            GROSS
       ($ in thousands)                                  AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
                                                                              GAINS           LOSSES           VALUE
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $144,921         $ 8,254         $(223)         $152,952
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     248,081          34,111          (123)          282,069
            Obligations of states and political
            subdivisions                                         14,560             392            (2)           14,950
            Debt securities issued by foreign
            governments                                          85,367           6,194          (228)           91,333
            All other corporate bonds                         1,077,211          59,972        (1,387)        1,135,796
            Redeemable preferred stock                              981              48            (9)            1,020
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
                Total Available For Sale                     $1,571,121        $108,971       $(1,972)       $1,678,120
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------


     The amortized cost and fair value of fixed maturities available for sale at December 31, 1998, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

        ----------------------------------------------------- ------------------ ------------------
        ($ in thousands)                                          AMORTIZED          FAIR
                                                                    COST             VALUE
        ----------------------------------------------------- ------------------ ------------------
        MATURITY:
             Due in one year or less                              $   21,149         $   21,655
             Due after 1 year through 5 years                        249,251            256,032
             Due after 5 years through 10 years                      356,358            379,061
             Due after 10 years                                      860,484            950,450
        ----------------------------------------------------- ------------------ ------------------
                                                                   1,487,242          1,607,198
        ----------------------------------------------------- ------------------ ------------------

             Mortgage-backed securities                              220,105            231,483
        ----------------------------------------------------- ------------------ ------------------
                 Total Maturity                                   $1,707,347         $1,838,681
        ----------------------------------------------------- ------------------ ------------------


     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1998 and 1997, the Company held CMOs with a market value of $181.6 million and $122.8 million, respectively. The Company's CMO holdings were 62.9% and 97.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1998 and 1997, respectively.

     Equity Securities

     The cost and market values of investments in equity securities were as follows:

    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED     FAIR VALUE
    ($ in thousands)                                 COST             GAINS                 LOSSES
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    DECEMBER 31, 1998
         Common stocks                               $ 5,185             $889                 $(292)           $5,782
         Non-redeemable preferred stocks              20,641              707                  (445)           20,903
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
             Total Equity Securities                 $25,826           $1,596                 $(737)          $26,685
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    DECEMBER 31, 1997

         Common stocks                                $3,318            $ 583                  $(70)           $3,831
         Non-redeemable preferred stocks              11,774              931                  (247)           12,458
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
             Total Equity Securities                 $15,092           $1,514                 $(317)          $16,289
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of equity securities were $6.0 million, $12.4 million and $12.8 million in 1998, 1997 and 1996, respectively. Gross gains of $2.6 million, $8.6 million and $4.7 million and gross losses of $815 thousand, $172 thousand and $155 thousand in 1998, 1997 and 1996, respectively were realized on those sales.

     Mortgage Loans

     Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 1998 and 1997, the Company's mortgage loan portfolios consisted of the following:

-----------------------------------------------------  -------------  --------------
($ in thousands)                                            1998            1997
-----------------------------------------------------  -------------  --------------
Current Mortgage Loans                                      $170,635        $160,247
Underperforming Mortgage Loans                                 3,930               -
-----------------------------------------------------  -------------  --------------
Total                                                        174,565         160,247
-----------------------------------------------------  -------------  --------------


     Aggregate annual maturities on mortgage loans at December 31, 1998 are as follows:

-----------------------------------------------------       -------
($ in thousands)

Past Maturity                                               $   129
1999                                                         11,649
2000                                                         11,309
2001                                                          8,697
2002                                                         16,272
2003                                                          4,998
Thereafter                                                  121,511
-----------------------------------------------------       -------
Total                                                       174,565
=====================================================       =======

     Joint Venture

     In October 1997, TIC and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a joint real estate venture with an initial equity commitment of $792 million. TIC and certain of its affiliates committed $420 million in real estate equity and $100 million in cash while Tishman committed $272 million in properties and cash. Both companies are serving as asset managers for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts. The Company's investment in the joint venture, which is included in other invested assets, totaled $62.4 million and $54.8 million at December 31, 1998 and 1997, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Concentrations

     The Company's significant individual investment concentrations included $53.3 million and $32.7 million in Bellsouth Corp. at December 31, 1998 and 1997, respectively. In addition, there was an investment of $50.8 million in the State of Israel in 1997.

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 8.

     Included in fixed maturities are below investment grade assets totaling $102.4 million and $76.7 million at December 31, 1998 and 1997, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade bonds.

     The Company's three largest industry concentrations of investments, primarily fixed maturities, were as follows:

        -------------------------------------------- -----------   -----------
        ($ in thousands)                                 1998          1997
        -------------------------------------------- -----------   -----------
        Banking                                         $160,713      $130,966
        Transportation                                   155,116       138,903
        Electric utilities                               109,027       106,724
        -------------------------------------------- -----------   -----------

     Below investment grade assets included in the preceding table were not significant.

     Concentrations of mortgage loans by property type at December 31, 1998 and 1997 were as follows:

        --------------------------------------------   -----------   -----------
        ($ in thousands)                                   1998          1997
        --------------------------------------------   -----------   -----------
        Agricultural                                       $78,579       $62,463
        Office                                              51,813        47,453
        --------------------------------------------   -----------   -----------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     There were no investments included in the balance sheets that were non-income producing for the preceding 12 months.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Restructured Investments

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 1998 and 1997 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.


12.  LIFE AND ANNUITY DEPOSIT FUNDS AND RESERVES

     At December 31, 1998, the Company had $1.9 billion of life and annuity deposit funds and reserves. Of that total, $1.5 billion were not subject to discretionary withdrawal based on contract terms. The remaining $.4 billion were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.2 billion of liabilities that are surrenderable with market value adjustments. An additional $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.6%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.


13. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by (used in) operating activities:

        ------------------------------------------------------------------   -------------   -------------   -------------
        FOR THE YEAR ENDED DECEMBER 31,                                          1998             1997            1996
                                                                                 ----             ----            ----
        ($ in thousands)
        ------------------------------------------------------------------   -------------   -------------   -------------
        Net Income From Continuing Operations                                     $57,485         $71,372        $ 25,791
             Adjustments to reconcile net income to cash provided by
             operating activities:
                 Realized (gains) losses                                          (18,493)        (44,871)          9,613
                 Deferred federal income taxes                                     11,783           4,344         (15,665)
                 Amortization of deferred policy acquisition costs and
                      value of insurance in force                                  17,031           6,036           3,286
                 Additions to deferred policy acquisition costs                  (120,278)        (56,975)        (20,753)
                 Investment income accrued                                         (3,821)            908           1,308
                 Premium balances receivable                                       (6,786)         (3,450)         (3,561)
                 Insurance reserves and accrued expenses                           (8,431)          3,981         (16,459)
                 Other                                                             (3,881)         26,673         (13,419)
        ------------------------------------------------------------------   -------------   -------------   -------------
                 Net cash provided by (used in) operations                       $(75,391)         $8,018        $(29,859)
        ------------------------------------------------------------------   -------------   -------------   -------------


14.  NON-CASH INVESTING AND FINANCING ACTIVITIES


     There were no significant non-cash investing and financing activities for 1998, 1997 and 1996.

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                                PREMIER ADVISERS



                       STATEMENT OF ADDITIONAL INFORMATION
                                   FUND ABD II












                      Individual Variable Annuity Contract
                                    issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183


                                                                       May, 1999

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are incorporated into the Statement of Additional Information by reference. The financial statements of the Registrant include:

              Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statement of Changes in Net Assets for the year ended December 31, 1998 and 1997 Statement of Investments as of December 31, 1998 Notes to Financial Statements

        The financial statements of The Travelers Life and Annuity Company and the report of Independent Accountants, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

              Statements of Income for the years ended December 31, 1998, 1997 and 1996 Balance Sheets as of December 31, 1998 and 1997 Statements of Changes in Retained Earnings and Accumulated Other
                  Changes in Equity from Non-Owner Sources for the years ended December 31, 1998, 1997 and 1996
              Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996 Notes to Financial Statements


(b)      Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

2.       Exempt.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

5.       None.

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

7.       None.
8.       None.

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1997.)

10.      Consent of KPMG LLP, Independent Certified Public Accountants.

13. Schedule for computation of each performance quotation. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1998.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Michael A. Carpenter, Robert I. Lipp, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine
         B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 22, 1995.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed June 17, 1996.)

15(c). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Jay S. Benet and George C. Kokulis. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 15, 1997.)

15(d) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Ian R. Stuart. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed February 28, 1997.)

15(e) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.



Item 25.  Directors and Officers of the Depositor

Name and Principal                         Positions and Offices
Business Address                           with Insurance Company
----------------------                     -------------------------------------
Michael A. Carpenter**                     Director, Chairman of the Board
J. Eric Daniels*                           President and Chief Executive Officer
Jay S. Benet*                              Director, Senior Vice President
                                           Chief Financial Officer, Chief
                                           Accounting Officer and Controller
George C. Kokulis*                         Director and Senior Vice President
Robert I. Lipp*                            Director
Katherine M. Sullivan*                     Director and Senior Vice President
                                           and General Counsel

Marc P. Weill**                            Director and Senior Vice President
Stuart Baritz***                           Senior Vice President
Elizabeth C. Georgakopoulos*               Senior Vice President
Barry Jacobson*                            Senior Vice President
Russell H. Johnson*                        Senior Vice President
Warren H. May*                             Senior Vice President
Christine M. Modie*                        Senior Vice President
Kathleen Preston*                          Senior Vice President
David A. Tyson*                            Senior Vice President
F. Denney Voss*                            Senior Vice President
Ambrose J. Murphy*                         Deputy General Counsel
Virginia M. Meany*                         Vice President
Selig Ehrlich*                             Vice President and Actuary
Donald R. Munson, Jr.*                     Second Vice President
Anthony Cocolla                            Second Vice President
Scott R. Hansen                            Second Vice President
Ernest J. Wright*                          Vice President and Secretary
Kathleen A. McGah*                         Assistant Secretary and Counsel


Principal Business Address:
*      The Travelers Insurance Company            **    Citigroup Inc.
       One Tower Square                                 388 Greenwich Street
       Hartford, CT  06183                              New York, N.Y. 10013

***    Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-27689, filed April 16, 1999.



Item 27.  Number of Contract Owners

As of March 31, 1999, 4,763 contract owners held qualified and non-qualified contracts offered by the Registrant.



Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a)          CFBDS, Inc.
             21 Milk Street
             Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio,

International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications

Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c). Not Applicable.


Item 30.  Location of Accounts and Records

         The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183


Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 21st day of April, 1999.

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                              By: *JAY S. BENET
                                  ----------------------------------------------
                                  Jay S. Benet
                                  Senior Vice President, Chief Financial Officer Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April 1999.


*MICHAEL A. CARPENTER            Director and Chairman of the Board
----------------------------
   (Michael A. Carpenter)

*J. ERIC DANIELS                 Director, President and Chief Executive Officer
----------------------------
   (J. Eric Daniels)

*JAY S. BENET                    Director, Senior Vice President, Chief
----------------------------     Financial Officer, Chief Accounting Officer
   (Jay S. Benet)                and Controller

*GEORGE C. KOKULIS               Director
----------------------------
   (George C. Kokulis

*ROBERT I. LIPP                  Director
----------------------------
   (Robert I. Lipp)

*KATHERINE M. SULLIVAN           Director, Senior Vice President and
----------------------------     General Counsel
   (Katherine M. Sullivan)

*MARC P. WEILL                   Director
----------------------------
   (Marc P. Weill)


*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.      Description                                            Method of Filing
-------  --------------------------------------------------     ----------------
10.      Consent of KPMG LLP, Independent                       Electronically
         Certified Public Accountants.

15(e)    Powers of Attorney authorizing Ernest J. Wright or     Electronically
         Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.